As filed with the Securities and Exchange Commission on April 30, 2002
                           Registration No. 333-32553


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington. D.C. 20549


                           POST-EFFECTIVE AMENDMENT NO. 7 TO
                                    FORM S-6


                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Exact Name of Trust)

                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                               One American Square
                        Indianapolis, Indiana 46282
               (Address of Depositor's Principal Executive Office)

                              John C. Swhear, Esq.
                                 Senior Counsel
                     American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (Check appropriate Space)


_____     immediately upon filing pursuant to paragraph (b) of Rule 485


 X        on   May 1, 2002     pursuant to paragraph (b) of Rule 485
_____        -----------------



_____     60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____     on (date) pursuant to paragraph (a)(1) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

               AUL American Individual Variable Life Unit Trust of
                     American United Life Insurance Company(R)

                        Modified Single Premium Variable
                             Life Insurance Policies

                             RECONCILIATION AND TIE

                  (Form N-8B-2 Items required by Instruction as
                         to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                               Heading in Prospectus

                    I. Organization and General Information

1.       (a) Name of trust..............................  Prospectus front cover

         (b) Title of securities issued.................  Prospectus front cover

2.       Name and address of each depositor............   Prospectus front cover

3.       Name and address of trustee....................  N/A

4.       Name and address of each principal
           underwriter..................................  Sale of the Policies

5.       State of organization of trust.................  Separate Account

6.       Execution and termination of trust
           agreement....................................  Separate Account

9.       Litigation....................................   Other Information
                                                           About the Policies
                                                           and AUL - Litigation

                      II. General Description of the Trust
                           and Securities of the Trust

10.      (a)      Registered or bearer                    Summary and Diagram
                    securities............................ of the Policy

         (b)      Cumulative or distributive              Summary and Diagram
                    securities............................ of the Policy

         (c)      Withdrawal or Redemption.............   Cash Benefits-Policy
                                                           Loans; Cash Benefits
                                                           - Surrendering the
                                                           Policy for Net Cash
                                                           Value

         (d)     Conversion, transfer, etc............    Premium Payments and
                                                           Allocations-Transfer
                                                           Privilege; Premium
                                                           Payments and
                                                           Allocations-Dollar
                                                           Cost Averaging
                                                           Program; Premium
                                                           Payments and
                                                           Allocations-Portfolio
                                                           Rebalancing Program;
                                                           Cash Benefits-Policy
                                                           Loans; Cash Benefits
                                                           -Partial Surrenders;
                                                           Other Policy Benefits
                                                           and Provisions-
                                                           Exchange for Paid-Up
                                                           Policy

         (e)      Lapse or Default......................   Premium Payments and
                                                            Allocations-Premium
                                                            Payments to Prevent
                                                            Lapse; Other Policy
                                                            Benefits and
                                                            Provisions-
                                                            Reinstatement

         (f)      Voting rights..........................  Other Information
                                                            About the Policies
                                                            and AUL-Voting
                                                            Rights

         (g)      Notice to security holders.............. Other Policy Benefits and Provisions-
                                                            Changes in the
                                                            Policy or Benefits;
                                                            Other Policy
                                                            Benefits and
                                                            Provisions Reports
                                                            to Policy Owners;
                                                            Other Information
                                                            About the Policies
                                                            and AUL-Addition,
                                                            Deletion or
                                                            Substitution of
                                                            Investments

         (h)      Consents required......................   Other Information
                                                             About the Policies
                                                             and AUL  - Voting
                                                             Rights; Other
                                                             Policy Benefits
                                                             and Provisions -
                                                             Changes in the
                                                             Policy or Benefits;
                                                             Other Information
                                                             About the Policies
                                                             and AUL- Voting
                                                             Rights; Other
                                                             Information About
                                                             the Policies and
                                                             AUL  - Addition,
                                                             Deletion or
                                                             Substitution of
                                                             Investments

         (i)      Other provisions......................  Premium Payments and
                                                           Allocations; Charges
                                                           and Deductions; Death
                                                           Benefits; Cash
                                                           Benefits;
                                                           Summary and Diagram
                                                           of the Policy

11.      Type of securities comprising units............  Prospectus front cover; General
                                                           Information About
                                                           AUL, the Separate
                                                           Account and the Funds

12.      Certain information regarding
          periodic payment plan certificates............  General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds - The Funds

13.      (a)      Load, fees, expenses, etc.............. Charges and Deductions

         (b)      Certain information regarding
                    periodic payment plan
                    certificates..........................N/A

         (c)      Certain percentages.....................Charges and Deductions

         (d)      Certain other fees, etc................ Charges and Deductions

         (e)      Certain other profits or  benefits..... Premium Payments and
                                                           Allocations-Transfer
                                                           Privilege;
                                                           Illustrations of
                                                           Account Values, Cash
                                                           Values, Death
                                                           Benefits and
                                                           Accumulated Premium
                                                           Payments

         (f)      Other benefits.........................General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds - The Funds

         (g)      Ratio of annual charges to
                    income................................N/A

14.      Issuance of trust's securities...................Summary and Diagram of the Policy; Premium
                                                           Payments and
                                                           Allocations

15.      Receipt and handling of payments                 Premium Payments and
           from purchasers................................ Allocations

16.      Acquisition and disposition of                   General Information
          underlying securities........................... about AUL, the
                                                           Separate Account and
                                                           the Funds; Charges
                                                           and Deductions - Fund
                                                           Expenses

17.      Withdrawal or redemption.........................Premium Payments and
                                                           Allocations -Transfer
                                                           Privilege; Charges
                                                           and Deductions -
                                                           Surrender Charge;
                                                           Cash Benefits -
                                                           Surrendering the
                                                           Policy for Net Cash
                                                           Value; Cash Benefits
                                                           -Policy Loans; Cash
                                                           Benefits - Partial
                                                           Surrenders; Cash
                                                           Benefits-Settlement
                                                           Options; Other
                                                           Information About
                                                           the Policies and
                                                           AUL  - Reinstatement

18.      (a)      Receipt, custody and                    General Information
                   disposition of income .................   About AUL,
                                                             the Separate
                                                             Account and the
                                                             Funds - Separate
                                                             Account; Other
                                                             Policy Benefits and
                                                             Provisions -
                                                             Dividends; Tax
                                                             Considerations

         (b)      Reinvestment of
                    distributions........................ N/A

         (c)      Reserves or special funds.............. N/A

         (d)      Schedule of distributions.............. N/A

19.      Records, accounts and reports................... Other Policy Benefits and Provisions
                                                           - Reports to Policy
                                                           Owners

20.      Certain miscellaneous provisions
           of trust agreement:

         (a)      Amendment.............................  N/A

         (b)      Termination...........................  N/A

         (c)      and (d) Trustee, removal and
                    successor............................ N/A

         (e)      and (f) Depositors, removal
                    and successor........................ N/A

21.      Loans to security holders....................... Cash Benefits -
                                                           Policy Loans

22.      Limitations on liability........................ N/A

23.      Bonding arrangements............................ N/A

24.      Other material provisions of
           trust agreement............................... Other Information
                                                           About the Policies
                                                           and AUL

                        III. Organizations, Personnel and
                             Affiliated Persons of Depositor

25.      Organization of depositor......................  AUL

26.      Fees received by depositor

         (a)      Under the policies....................  N/A

         (b)      From the Funds........................  General Information
                                                            About AUL, the
                                                            Separate Account and
                                                            the Funds - The
                                                            Funds

27.      Business of depositor..........................  General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds - AUL

28.      Certain information as to officials
          and affiliated persons of depositor..........   Other Information
                                                           About the Policies
                                                           and AUL - AUL
                                                           Directors and
                                                           Executive Officers

29.      Voting securities of depositor.................. N/A

30.      Persons controlling depositor................... N/A

31.      Payments by depositor for certain
           services rendered to trust.................... N/A

32.      Payments by depositor for certain
           other services rendered to
           trust........................................  N/A

33.      Remuneration of employees of
           depositor for certain services
           rendered to trust............................  N/A

34.      Remuneration of other persons
           for certain services rendered
           to trust.....................................  N/A

                  IV. Distribution and Redemption of Securities

35.      Distribution of trust's securities
           by states....................................  N/A

37.      Revocation of authority to
           distribute..................................  N/A

38.      (a)   Method of distribution..................  Other Information About the Policies and AUL
                                                           -Sale of the Policies

         (b)   Underwriting agreements..................  Other Information
                                                           About the Policies
                                                           and AUL - Sale of the
                                                           Policies

         (c)   Selling agreements........................ Other Information
                                                            About the Policies
                                                            and AUL - Sale of
                                                            the Policies

39.      (a)      Organization of principal
                    underwriters........................  See Item 25

         (b)      N.A.S.D. membership of
                    principal underwriters.............  Other Information
                                                          About the Policies
                                                          and AUL - Sale of the
                                                          Policies
40.      Certain fees received by principal
           underwriters.................................. See Item 26

41.      (a)      Business of each principal
                    underwriter.......................... See Item 27

42.      Ownership of trust's securities
           by certain persons............................ N/A

43.      Certain brokerage commissions
           received by principal
           underwriters.................................  N/A

44.      (a)      Method of valuation...................  How Your Account
                                                           Values Vary

         (b)      Schedule as to offering
                    price...............................  Charges and Deductions

         (c)      Variation in offering price
                    to certain persons..................  Charges and Deductions

45.      Suspension of redemption rights................  N/A

46.      (a)      Redemption Valuation..................  How Your Account Value
                                                           Varies; Cash
                                                           Benefits - Surrender
                                                           Charge

         (b)      Schedule as to redemption
                   price................................. Cash Benefits -
                                                           Surrender Charge

47.      Maintenance of position in
          underlying securities.........................  General Information
                                                           About AUL, the
                                                           Separate Account
                                                           and the Funds
                                                           Separate Account;
                                                           General Information
                                                           About AUL, the
                                                           Separate Account
                                                           and the Funds -  The
                                                           Funds; Premium
                                                           Payments and
                                                           Allocations -
                                                           Premium Allocations
                                                           and Crediting

               V. Information Concerning the Trustee or Custodian

48.      Organization and regulation of
           trustee.......................................  N/A
49.      Fees and expenses of trustees...................  N/A

50.      Trustee's lien..................................  N/A

                     VI. Information Concerning Insurance of
                              Holders of Securities

51.      Insurance of holders of trust's                  Summary and Diagram
          securities....................................   of the Policy;
                                                           General Information
                                                           About AUL, the
                                                           Separate Account and
                                                           the Funds; Death
                                                           Benefits; Cash
                                                           Benefits; Other
                                                           Policy Benefits and
                                                           Provisions; Other
                                                           Information About the
                                                           Policies and AUL;
                                                           Premium Payments and
                                                           Allocations

                           VII. Policy of Registrant

52.      (a)      Provisions of trust agreement
                    with respect to selection or
                    elimination of underlying
                    securities..........................  Other Information
                                                           About the Policies
                                                           and AUL - Addition,
                                                           Deletion or
                                                           Substitution of
                                                           Investments; General
                                                           Information About
                                                           AUL, the Separate
                                                           Account and the Funds

         (b)      Transactions involving elimination
                    of underlying securities.............. N/A

         (c)      Policy regarding substitution
                    or elimination of under-
                    lying securities.....................  See Item 52(a)

         (d)      Fundamental policy not other-
                    wise covered........................   N/A

53.      Tax status of trust............................   Tax Considerations

                   VIII. Financial and Statistical Information

54.      Trust's securities during last
           ten years..................................... N/A

55.      Trust's securities during last
           ten years..................................... N/A

                                   PROSPECTUS

             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                    American United Life Insurance Company(R)
                       One American Square, P.O. Box 7127
                        Indianapolis, Indiana 46209-7127


This Prospectus describes a modified single premium variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R) ("AUL," "we," "us" or "our") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if you choose the Last Survivor Rider) named in the Policy.

The Policy gives you the opportunity to allocate premiums and Account Value to one or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account"). AUL invests the assets of each Investment Account in a corresponding mutual fund portfolio (each, a "Portfolio"). The investment advisors shown below manage each Fund and its Portfolio(s).



Fund/Investment Advisor                            Investment Account and Corresponding Mutual Fund Portfolio
-----------------------                            ----------------------------------------------------------

OneAmerica Funds, Inc.                             OneAmerica Asset Director Portfolio
  American United Life Insurance Company(R)        OneAmerica Investment Grade Bond Portfolio
                                                   OneAmerica Money Market Portfolio
                                                   OneAmerica Value Portfolio


Alger American Fund                                Alger American Growth Portfolio
   Fred Alger Management, Inc.                     Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.         American Century VP Capital Appreciation Portfolio
  American Century Investment Management, Inc.     American Century VP Income & Growth Portfolio
                                                   American Century VP International Portfolio

Fidelity Variable Insurance Products Fund          VIP Asset Manager Portfolio
  Fidelity Management & Research Company           VIP Contrafund(R) Portfolio
                                                   VIP Equity-Income Portfolio
                                                   VIP Growth Portfolio
                                                   VIP High Income Portfolio
                                                   VIP Index 500 Portfolio
                                                   VIP Money Market Portfolio
                                                   VIP Overseas Portfolio


INVESCO Variable Investment Funds, Inc.            INVESCO VIF-Dynamics Fund
  INVESCO Funds Group, Inc.                        INVESCO VIF-Financial Services Fund
                                                   INVESCO VIF-Health Sciences Fund
                                                   INVESCO VIF-High Yield Fund
                                                   INVESCO VIF-Utilities Fund


Janus Aspen Series                                 Janus Flexible Income Portfolio
  Janus Capital Management LLC                     Janus Worldwide Growth Portfolio

PBHG Insurance Series Fund                         PBHG Growth II Portfolio
  Pilgrim Baxter & Associates, Ltd.                PBHG Technology & Communications Portfolio


SAFECO Resource Series Trust                       SAFECO RST Equity Portfolio
  SAFECO Asset Management Company                  SAFECO RST Growth Opportunities Portfolio

T. Rowe Price Equity Series, Inc.                  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Associates, Inc.                   T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.            T. Rowe Price Limited-Term Bond Portfolio
  T. Rowe Price Associates, Inc.



The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all funds are available with all contracts.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   The Date of this Prospectus is May 1, 2002

                                 TABLE CONTENTS
                                                                        Page


DEFINITIONS OF TERMS.....................................................3


SUMMARY AND DIAGRAM OF THE POLICY........................................4

DIAGRAM OF CONTRACT....................................................5,6

GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS....... 7
         American United Life Insurance Company(R)...................... 7
         Separate Account............................................... 7
         The Funds...................................................... 7
         OneAmerica Funds, Inc.......................................... 7
         Alger American Fund............................................ 8
         American Century Variable Portfolios, Inc...................... 8
         Fidelity Variable Insurance Products Fund...................... 8
         INVESCO Variable Investment Funds, Inc......................... 9
         Janus Aspen Series.............................................10
         PBHG Insurance Series Fund.....................................10
         SAFECO Resource Series Trust...................................10
         T. Rowe Price Equity Series, Inc...............................10
         T. Rowe Price Fixed Income Series, Inc.........................10

FUND EXPENSE TABLE......................................................11

PREMIUM PAYMENTS AND ALLOCATIONS........................................12
         Applying for a Policy..........................................12
         Right to Examine Period........................................12
         Premiums.......................................................12
         Premium Payments to Prevent Lapse..............................13
         Premium Allocations and Crediting..............................13
         Transfer Privilege.............................................13
         Initial Dollar Cost Averaging Program..........................14
         Ongoing Dollar Cost Averaging Program .........................14
         Portfolio Rebalancing Program..................................14

FIXED ACCOUNT...........................................................15
         Summary of the Fixed Account...................................15
         Minimum Guaranteed and Current Interest Rates .................15
         Enhanced Averaging Fixed Account ..............................15
         Calculation of the Fixed Account Value ........................15
         Payment Deferral ..............................................15


CHARGES AND DEDUCTIONS..................................................15
         Monthly Deduction..............................................15
         Annual Contract Charge.........................................16
         Surrender Charge...............................................16
         Taxes..........................................................17
         Special Uses...................................................17
         Fund Expenses..................................................17

HOW YOUR ACCOUNT VALUES VARY............................................17
         Determining the Account Value..................................17
         Cash Value and Net Cash Value..................................18

DEATH BENEFIT...........................................................18
         Amount of Death Benefit Proceeds...............................18
         Death Benefit..................................................18
         Selecting and Changing the Beneficiary.........................19

CASH BENEFITS...........................................................19
         Policy Loans...................................................19
         Surrendering the Policy for Net Cash Value.....................20
         Partial Surrenders.............................................20
         Settlement Options.............................................20
         Specialized Uses of the Policy.................................21
         Life Insurance Retirement Plans................................21
         Risks of Life Insurance Retirement Plans.......................21

ILLUSTRATIONS OF ACCOUNT VALUES, CASH VALUES, DEATH BENEFITS
         AND ACCUMULATED PREMIUM PAYMENTS........................... 22-31

OTHER POLICY BENEFITS AND PROVISIONS....................................32
         Limits on Rights to Contest the Policy.........................32
         Changes in the Policy or Benefits..............................32
         Exchange for Paid-Up Policy....................................32
         When Proceeds Are Paid.........................................32
         Dividends......................................................32
         Reports to Policy Owners.......................................32
         Assignment.....................................................32
         Reinstatement..................................................33
         Rider Benefits.................................................33

TAX CONSIDERATIONS......................................................34
         Tax Status of the Policy.......................................34
         Tax Treatment of Policy Benefits...............................35
         Estate and Generation Skipping Taxes...........................36
         Life Insurance Purchased for Use in Split Dollar Arrangements..36
         Taxation Under Section 403(b) Plans............................37
         Non-Individual Ownership of Contracts..........................37
         Possible Charge for AUL's Taxes................................37

OTHER INFORMATION ABOUT THE POLICIES AND AUL............................37
         Policy Termination.............................................37
         Resolving Material Conflicts...................................37
         Addition, Deletion or Substitution of Investments..............37
         Voting Rights..................................................38
         Sale of the Policies...........................................38
         AUL Directors and Executive Officers...........................39
         State Regulation...............................................39
         Additional Information.........................................40
         Independent Accountants........................................40
         Litigation.....................................................40
         Legal Matters..................................................40
         Financial Statements...........................................40

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              DEFINITIONS OF TERMS

ACCOUNT VALUE

          The Account Value is the sum of your interest in the Variable Account, the Fixed Account and the Loan Account.

AGE

          Issue Age means the Insured's age as of the Contract Date. Attained Age means the Issue Age increased by one for each complete Policy Year.

CASH VALUE

          The Cash Value is the Account Value less the Surrender Charge.

CONTRACT DATE

          The  date  from  which  Monthiversaries,   Policy  Years,  and  Policy
          Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS

          This Policy has a death benefit that is described herein. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

FACE AMOUNT

          The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed under the Partial Surrender provision.

FIXED ACCOUNT

          An account which is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.

GENERAL  ACCOUNT

          All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HOME OFFICE

          The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46209-7127, (800) 863-9354.

INITIAL MAXIMUM PREMIUM

          An amount set to be less than or equal to the initial premium limit required to qualify the Policy as life insurance under the Internal Revenue Code.

INSURED

          The insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.

INVESTMENT ACCOUNTS/INVESTMENT OPTIONS

          One  or  more  of  the  subdivisions  of the  Separate  Account.  Each
          Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

ISSUE DATE


          The date the Policy is issued.

LOAN ACCOUNT

          A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE

          The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of your Policy.

MONTHIVERSARY

          The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

NET CASH VALUE

          Cash Value less outstanding loans and loan interest.

OWNER

          The owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER

          A withdrawal of a portion of the Account Value.

POLICY ANNIVERSARY

          The same date each year as the Contract Date.

POLICY DATA PAGE

          The Policy Data Page in your Policy, or the supplemental Policy Data Page most recently sent to you by us.

POLICY YEAR

          One year from the Contract Date and from each Policy Anniversary.

PORTFOLIO

          A separate investment fund in which the Separate Account invests.

PROPER NOTICE

          Notice that is received at our Home Office in a form acceptable to us.

RISK AMOUNT

          The Death Benefit divided by 1.00246627 less the Account Value.

SEPARATE ACCOUNT

          AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts, each of which invests in a corresponding mutual fund portfolio.

VALUATION DATE


          Valuation Dates are the dates on which the Investment Accounts are valued. A Valuation Date is any date on which the New York Stock Exchange is open for trading and we are open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving and either the day before or after Christmas and/or Independence Day.


VALUATION PERIOD

          A Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT

          The Separate Account.

VARIABLE ACCOUNT VALUE

          The Account Value of this Contract which is invested in one or more Investment Accounts.

WE

          "We", "us" or "our" means AUL.

YOU

          "You" or "your" means the Owner of this Policy.

                        SUMMARY AND DIAGRAM OF THE POLICY

The investor should read the following summary of Prospectus information and diagram of the Policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. If the Net Cash Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefit, and calculation of Cash Values.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. You should evaluate the Policy in conjunction with other insurance policies that you own, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy. In particular, you should carefully consider replacement if the decision to replace existing coverage is based solely on a comparison of Policy illustrations. See "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments" below and "Specialized Uses of the Policy."

ILLUSTRATIONS. Illustrations included in this Prospectus or used in connection with the purchase of a Policy that illustrate Policy Cash Values and Death Benefit Proceeds for prototype insureds are based on hypothetical rates of return.

The   illustrations   show  Policy   values   based  on  current   charges  and,
alternatively, based on guaranteed charges. See "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."

POLICY TAX COMPLIANCE. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). It is expected that most Policies will be treated as modified endowment contracts ("Modified Endowments") under federal tax law. AUL will monitor the Policies and will attempt to notify you on a timely basis if your Policy ceases to satisfy the federal tax definition of life insurance. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

RIGHT TO EXAMINE POLICY AND POLICY EXCHANGE. For a limited time, you have the right to cancel your Policy and receive a refund. See "Right to Examine Policy." AUL generally allocates Premiums to the Investment Accounts on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. See "Premium Allocations and Crediting."

You may exchange the Policy for a paid-up whole life policy with a level face amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

OWNER  INQUIRIES.  If you have  any  questions,  you may  write or call our Home
Office.

                               Diagram of Contract

                                Premium Payments

You may elect to pay an initial premium payment that is equivalent to 80%, 90% or 100% of the Initial Maximum Premium.

The Policy's maximum initial premium payment depends on the Insured's age, sex and risk class, initial Face Amount selected, and any supplemental and/or rider benefits.

Extra premium payments may be necessary to prevent lapse.

                                Premium Payments

You direct the allocation of Net Premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century VP Capital Appreciation Portfolio is not available for new money deposits or transfers). (See rules and limits on premium payment allocations.)

Each Investment Account invests in a corresponding portfolio of a mutual fund:



 Mutual Fund                                             Portfolio


OneAmerica Funds, Inc.                            OneAmerica Asset Director Portfolio
                                                  OneAmerica Investment Grade Bond Portfolio
                                                  OneAmerica Money Market Portfolio
                                                  OneAmerica Value Portfolio


Alger American Fund                               Alger American Growth Portfolio
                                                  Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.        American Century VP Capital Appreciation Portfolio
                                                  American Century VP Income & Growth Portfolio
                                                  American Century VP International Portfolio


Fidelity Variable Insurance Products Fund         VIP Asset Manager Portfolio
                                                  VIP Contrafund(R) Portfolio
                                                  VIP Equity-Income Portfolio
                                                  VIP Growth Portfolio
                                                  VIP High Income Portfolio
                                                  VIP Index 500 Portfolio
                                                  VIP Money Market Portfolio
                                                  VIP Overseas Portfolio


INVESCO Variable Investment Funds, Inc.           VIF-Dynamics Fund
                                                  VIF-Financial Services Fund
                                                  VIF-Health Sciences Fund
                                                  VIF-High Yield Fund
                                                  VIF-Utilities Fund

Janus Aspen Series                                Janus Flexible Income Portfolio
                                                  Janus Worldwide Growth Portfolio


PBHG Insurance Series Fund                        PBHG Growth II Portfolio
                                                  PBHG Technology & Communications Portfolio


SAFECO Resource Series Trust                      RST Equity Portfolio
                                                  RST Growth Opportunities Portfolio

T. Rowe Price Equity Series, Inc.                 T. Rowe Price Equity Income Portfolio
                                                  T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.           T. Rowe Price Limited-Term Bond Portfolio

Not all funds are available with all contracts.

                                   Deductions

                          From Mutual Fund Portfolios


The Investment Advisors of the underlying mutual fund portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual mutual fund portfolios. These fees and expenses range from 0.28% to 1.37% of the portfolios' net assets. These fees are not deducted under the contract. They are reflected in the portfolios' net asset values.


                               From Account Value

Monthly deduction for cost of insurance, administration fees, state and Federal taxes and charges for any supplemental and/or rider benefits. Administration fees are currently 1/12 of 0.40% of Account Value per month. An annual contract fee of $30 will be deducted on a monthly basis if Account Value is less than $50,000.

                            From Investment Accounts

Monthly charge at a guaranteed annual rate of 0.90% from the Variable Account value during the first 10 Policy Years and 0.80% thereafter for mortality and expense risks.


                                  Account Value

Contract Value is equal to premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

Can be transferred among the Investment Accounts. A transfer fee of $25.00 may apply if more than 12 transfers are made in a Policy Year.

Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.

                   Cash Benefits                              Death Benefits

 Loans may be taken for amounts up to 90% of the              Income tax free to beneficiary.
 Account Value, less loan interest due on the next
 Policy Anniversary and any surrender charges.                Available as lump sum or under a variety of
                                                              settlement options.

 Partial Surrenders generally can be made provided            For all policies, Face Amount generated by the
 there is  sufficient  remaining Net Cash Value.              the selection of the initial premium amount.
 Partial  Surrenders reduce the Face Amount
 proportionately. A surrender charge may apply.


 The Policy may be surrendered in full at any time            Death Benefit equal to the specified amount.
 for its Net Cash Value.  A surrender charge will
 apply during the first ten Policy Years after                Any outstanding loan and loan interest is deducted
 issue.                                                       from the amount payable.


 Settlement options are available.                            Supplemental and/or rider benefits may be available.

 Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.

        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

     AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

     After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock or debt securities of the Stock Holding Company at this time.

     AUL conducts a conventional life insurance, reinsurance, and annuity business. At December 31, 2001, AUL had assets of $11,582,755,000 and equity of $934,662,000.

     The principal underwriter for the Contracts is AUL. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts. One America Securities, Inc., is registered as a broker-dealer with the SEC.


AUL is subject to regulation by the Department of Insurance of the State of Indiana as well as by the insurance departments of all other states and jurisdictions in which it does business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. The forms for the Policy described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Policies are sold. State specific policy forms may reflect some variances in the provisions outlined in this prospectus.

SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment
Company Act of 1940 (the "1940 Act"). AUL has established other segregated investment accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.

THE FUNDS

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios is described below.


ONEAMERICA FUNDS, INC. (formerly the AUL American Series Fund, Inc.)

ONEAMERICA  ASSET  DIRECTOR   PORTFOLIO   (formerly  the  AUL  American  Managed
Portfolio)

The investment objective of the OneAmerica Asset Director Portfolio is to provide a high total return consistent with prudent investment risk. The Portfolio attempts to achieve this objective through a fully managed investment policy utilizing publicly traded common stock, debt securities (including convertible debentures), and money market securities.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO (formerly the AUL American Bond Portfolio)

The primary investment objective of the OneAmerica Investment Grade Bond Portfolio is to provide a high level of income consistent with prudent investment risk. As a secondary objective, the Portfolio seeks to provide capital appreciation to the extent consistent with the primary objective. The Fund attempts to achieve these objectives by investing primarily in corporate bonds and other debt securities.

ONEAMERICA MONEY MARKET PORTFOLIO (formerly the AUL American Money Market Portfolio)

The investment objective of the OneAmerica Money Market Portfolio is to provide a high level of current income while preserving assets and maintaining liquidity and investment quality. The Portfolio attempts to achieve this objective by investing in short-term money market instruments that are of the highest quality.

ONEAMERICA VALUE PORTFOLIO (formerly the AUL American Equity Portfolio)

The primary investment objective of the OneAmerica Value Portfolio is long-term capital appreciation. The Portfolio seeks current investment income as a secondary objective. The Portfolio attempts to achieve these objectives by investing primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC.

PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO


The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY VP CAPITAL APPRECIATION PORTFOLIO

     The VP Capital Appreciation Portfolio seeks capital growth by investing primarily in common stocks and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of prices generally.

NOTE: Effective May 1, 1999, the American Century VP Capital Appreciation Portfolio is no longer available for new contracts. Effective July 1, 1999, the American Century VP Capital Appreciation Portfolio is no longer available for new money deposits and transfers on existing contracts.

AMERICAN CENTURY VP INCOME & GROWTH PORTFOLIO

     The American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective. The fund employs a quantitative management approach, selecting primarily from the 1,500 largest publicly traded companies in the United States, with the goal of producing a total return that exceeds its benchmark, the S&P 500, without taking on significant additional risk. The fund's management team also targets a dividend yield that is higher than the yield of the S&P 500.

AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO

     The American Century VP International Portfolio seeks to achieve its investment objective of capital growth by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The Fund will invest primarily in common stocks of companies located in developed markets. Investment in securities of foreign issuers typically involves greater risks than investment in domestic securities, including currency fluctuations and political instability.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND


VIP ASSET MANAGER PORTFOLIO

     The VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments. FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

VIP CONTRAFUND(R) PORTFOLIO

     The VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the fund's assets primarily in common stocks. FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

VIP EQUITY-INCOME PORTFOLIO

     The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P
500. Fidelity Management & Research Company (FMR) normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The Advisor may also invest in securities of foreign issuers in addition to securities of domestic issuers.


VIP GROWTH PORTFOLIO

     The VIP Growth Portfolio seeks to achieve capital appreciation. FMR invests the fund's assets in companies that it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

VIP HIGH INCOME PORTFOLIO

     The VIP High Income Portfolio seeks a high level of current income while also considering growth of capital. FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganization or financial restructurings.


VIP INDEX 500 PORTFOLIO

     The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. Banker's Trust normally invests at least 80% of assets in common stocks included in the S&P 500.

VIP MONEY MARKET PORTFOLIO

     The VIP Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. FMR also may enter into reverse repurchase agreements for the Fund.

VIP OVERSEAS PORTFOLIO

     The VIP Overseas Portfolio seeks long-term growth of capital. FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in stocks. FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.


FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-DYNAMICS FUND

     INVESCO VIF - Dynamics Fund seeks capital appreciation. The Portfolio normally invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

INVESCO VIF-FINANCIAL SERVICES FUND

     INVESCO VIF - Financial Services seeks capital appreciation. The Portfolio invests normally at least 80% of its assets in the equity securities of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate-sensitive.

INVESCO VIF-HEALTH SCIENCES FUND

     INVESCO VIF - Health Sciences seeks capital appreciation. The Portfolio normally invests at least 80% of its assets in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and healthcare providers and service companies. The investment advisor attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.

INVESCO VIF-HIGH YIELD FUND

     INVESCO VIF - High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 65% (80% effective July 31, 2002) of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with investment grade and below investment grade ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.

INVESCO VIF-UTILITIES FUND

     INVESCO VIF - Utilities Fund seeks capital growth. It also seeks current income. The Fund is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.

FOR ADDITIONAL INFORMATION CONCERNING INVESCO VARIABLE INVESTMENT FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE VIF PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES

FLEXIBLE INCOME PORTFOLIO

     The Flexible Income Portfolio is a diversified portfolio that seeks to maximize total return from a combination of income and capital appreciation by investing primarily in income-producing securities. This Portfolio may have substantial holdings of lower rated debt securities or "junk" bonds.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio is a diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

FOR  ADDITIONAL   INFORMATION   CONCERNING  JANUS  ASPEN  SERIES  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING


PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO

     The investment objective of the PBHG Growth II Portfolio is capital appreciation. The Portfolio will normally invest in growth securities of small and medium-sized companies with market capitalizations or annual revenues between $500 million and $10 billion. The growth securities in the Portfolio are primarily common stocks that the Advisor believes have strong business momentum, earnings growth and capital appreciation potential. The PBHG Growth II Portfolio is managed by Jeffrey A. Wrona, CFA, who is responsible for managing other mid-cap institutional accounts and the PBHG Technology & Communications Fund of The PBHG Funds, Inc.

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

     The primary objective of the PBHG Technology & Communications Portfolio is long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio will normally invest in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio will invest 25% or more of its total assets in the groups of industries within these sectors, which may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval and biotechnology. The Portfolio is managed by Jeffrey A. Wrona, CFA, who also manages the PBHG Technology & Communications Fund of The PBHG Funds, Inc.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

SAFECO RESOURCE SERIES TRUST

RST EQUITY PORTFOLIO

     The RST Equity Portfolio has as its investment objective to seek long-term capital and reasonable current income. The RST Equity Portfolio typically invests in common stocks of large established companies that are proven performers.

RST GROWTH OPPORTUNITIES PORTFOLIO

     The RST Growth Opportunities Portfolio has as its investment objective to seek growth of capital. The RST Growth Opportunities Portfolio invests most of its assets in common stocks selected primarily for potential growth at a reasonable price.

FOR ADDITIONAL INFORMATION CONCERNING SAFECO RESOURCE SERIES TRUST AND ITS PORTFOLIOS, PLEASE SEE THE SAFECO RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

     The T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital by investing in mid-cap stocks with potential for above-average earnings growth. Mid-cap companies are defined as those whose market capitalization, at the time of purchase by the Portfolio, fall within the capitalization range of companies included in either the S&P 400 MidCap Index or the Russell MidCap Growth Index. However, the Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

     The T. Rowe Price Limited-Term Bond Portfolio seeks a high level of income consistent with moderate fluctuations in principal value. The Portfolio invests primarily in investment grade short- and intermediate-term bonds. While there are no maturity limitations on individual securities purchased, the portfolio's dollar-weighted average effective maturity will not exceed five years.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                               FUND EXPENSE TABLE


The purpose of the following table is to assist investors in understanding the various costs and expenses that Owners bear indirectly. The table reflects expenses of the Funds for the fiscal year ended December 31, 2001. Expenses of the Funds as shown under "Fund Annual Expenses" are not fixed or specified under the terms of the Policy and may vary from year to year. The fees in this expense table have been provided by the Funds and have not been independently verified by AUL. The information contained in the table is not generally applicable to amounts allocated to payments under Settlement Option.


       Fund Annual Expenses (as a percentage of net assets of each Fund)

                                                           Management/                                   Total Fund
Portfolio                                                 Advisory Fee         Other Expenses          Annual Expenses



OneAmerica Funds, Inc.
   OneAmerica Asset Director Portfolio                        0.50%(1)             0.14%                   0.64%
   OneAmerica Investment Grade Bond Portfolio                 0.50%(1)             0.15%                   0.65%
   OneAmerica Money Market Portfolio                          0.40%(1)             0.12%                   0.52%
   OneAmerica Value Portfolio                                 0.50%(1)             0.12%                   0.62%
Alger American Fund
   Alger American Growth Portfolio                            0.75%                0.06%                   0.81%
   Alger American Small Capitalization Portfolio              0.85%                0.07%                   0.92%
American Century Variable Portfolios, Inc.
   American Century VP Capital Appreciation Portfolio         1.00%                0.00%                   1.00%(2)
   American Century VP Income & Growth  Portfolio             0.70%                0.00%                   0.70%(2)
   American Century VP International Portfolio                1.26%                0.00%                   1.26%(2)
Fidelity Variable Insurance Products Fund
   VIP Asset Manager Portfolio                                0.53%                0.11%                   0.64%(3)
   VIP Contrafund(R) Portfolio                                0.58%                0.10%                   0.68%(3)
   VIP Equity-Income Portfolio                                0.48%                0.10%                   0.58%(3)
   VIP Growth Portfolio                                       0.58%                0.10%                   0.68%(3)
   VIP High Income Portfolio                                  0.58%                0.13%                   0.71%(3)
   VIP Index 500 Portfolio                                    0.24%                0.11%                   0.35%(4)
   VIP Money Market Portfolio                                 0.18%                0.10%                   0.28%
   VIP Overseas Portfolio                                     0.73%                0.19%                   0.92%(3)
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF-Dynamics Fund                                  0.75%                0.33%                   1.08%(5)
   INVESCO VIF-Financial Services Fund                        0.75%                0.32%                   1.07%(5)
   INVESCO VIF-Health Sciences Fund                           0.75%                0.31%                   1.06%(5)
   INVESCO VIF-High Yield Fund                                0.60%                0.42%                   1.02%
   INVESCO VIF-Utilities Fund                                 0.60%                0.77%                   1.37%(5)
Janus Aspen Series
   Flexible Income Portfolio                                  0.64%                0.03%                   0.67%(6)
   Worldwide Growth Portfolio                                 0.65%                0.04%                   0.69%(6)
PBHG Insurance Series Fund
   PBHG Growth II  Portfolio                                  0.85%                0.22%                   1.07%(7)
   PBHG Technology & Communications Portfolio                 0.85%                0.20%                   1.05%(7)
SAFECO Resource Series Trust
   RST Equity Portfolio                                       0.74%                0.04%                   0.78%
   RST Growth Opportunities Portfolio                         0.74%                0.04%                   0.78%
T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Income Portfolio                      0.85%                0.00%                   0.85%(8)
   T. Rowe Price Mid-Cap Growth Portfolio                     0.85%                0.00%                   0.85%(8)
T. Rowe Price Fixed Income Series, Inc.
   T. Rowe Price Limited-Term Bond Portfolio                  0.70%                0.00%                   0.70%(8)



     (1)AUL has currently agreed to waive its advisory fee if the ordinary expenses of a Portfolio exceed 1% and, to the extent necessary, assume any expenses in excess of its advisory fee so that the expenses of each Portfolio, including the advisory fee but excluding extraordinary expenses, will not exceed 1% of the Portfolio's average daily net asset value per year. The Advisor may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days written notice to the Fund and such policy will be terminated automatically by the termination of the Investment Advisory Agreement. During 2001, expenses did not exceed 1% of the average daily net asset value.

     (2) Out of this  fee,  the  advisor  paid  all  expenses  of  managing  and operating the fund except brokerage, taxes, interest, fees and expenses of independent directors (including legal counsel fees), and extraordinary expenses.

     (3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

     (4) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.

     (5) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. For the VIF-Dynamics Fund, VIF-Financial Services Fund, VIF-Health Sciences Fund, and VIF-Utilities Fund certain expenses of the Funds were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were 0.60% and 0.55%, respectively, of the Fund's average net assets for the VIF-Utilities Fund; and, were insignificant for the VIF-Dynamics Fund, VIF-Financial Services Fund and the VIF-Health Sciences Fund.

     (6) Expenses are based upon expenses for the year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

     (7) You should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, United Asset Management Corporation, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.

     (8) Management fees include the ordinary, recurring operating expenses of the Portfolio.



More detailed information concerning the investment objectives, policies, and restrictions pertaining to the Funds and Portfolios and their expenses, investment advisory services and charges and the risks involved with investing in the Portfolios and other aspects of their operations can be found in the current prospectus for each Fund or Portfolio and the current Statement of Additional Information for each Fund or Portfolio. The prospectuses for the Funds or Portfolios should be read carefully before any decision is made concerning the allocation of Net Premium payments or transfers among the Investment Accounts.


AUL has entered into agreements with the Distributors/Advisors of Alger Management, Inc., American Century Variable Portfolios, Inc., Fidelity Investments, INVESCO Funds Group, Inc., Janus Capital Management LLC, Pilgrim Baxter & Associates, SAFECO Asset Management Company, T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.


AUL cannot guarantee that each Fund or Portfolio will always be available for the Policies; but, in the unlikely event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

                        PREMIUM PAYMENTS AND ALLOCATIONS

APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 85 on a standard basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, you may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."


RIGHT TO EXAMINE PERIOD

You may cancel your Policy for a refund during your "right to examine" period. This period expires 10 calendar days after you receive your Policy (or a longer period if required by law). If you decide to cancel the Policy, you must return it by mail or other delivery method to the Home Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.


PREMIUMS

The Policy permits the Owner to pay a large single premium and, subject to restrictions, additional premiums. The minimum initial premium payment required depends on a number of factors, such as the Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the premium payments you propose to make. You may elect the initial premium to be 80%, 90% or 100% of the Initial Maximum Premium. The Initial Maximum Premium is less than or equal to the maximum premium that can be paid for a given Face Amount in order for an insurance policy to qualify as a life insurance contract for tax purposes. Consult your AUL representative for information about the initial premium required for the coverage you desire.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

You may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to our Home Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in your Policy. All premiums combined may not be more than $1,000,000, unless a higher amount is agreed to by us.

If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, we may require satisfactory evidence of insurability before accepting it. If we accept the premium, we will allocate the premium to your Account Value on the date of our acceptance. If we do not accept the premium, we will refund it to you.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, we reserve the right to refund the amount to you with interest no later than 60 days after the end of the Policy Year which we receive the premium, but we assume no obligation to do so.

Each premium after the initial premium must be at least $1,000. AUL may increase this minimum 90 days after we send you a written notice of such increase. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.

PREMIUM PAYMENTS TO PREVENT LAPSE

The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. The grace period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Policy in force must be submitted during the grace period.

AUL will send notice of the grace period and the amount required to be paid during the grace period to your last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. Your Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds will still be payable to the beneficiary, although the amount paid will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death (and for any outstanding loan and loan interest). See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, your Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement." A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

PREMIUM ALLOCATIONS AND CREDITING


In the Policy application, you specify the percentage of a premium to be allocated to each Investment Account. The sum of your allocations must equal 100%, with at least 1% of the premium payment allocated to each Investment Account selected by you. All premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. You can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Home Office, by telephone if written authorization is on file with us or by using the Internet. The change will apply to the premium payments received with or after receipt of your notice.


The initial premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with your allocation instructions on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. Subsequent premiums are allocated as of the end of the Valuation Period during which we receive the premium at our Home Office.

We generally allocate all premiums received prior to the Issue Date to our general account prior to the end of the "right to examine" period. We will credit interest daily on premiums so allocated. However, we reserve the right to allocate premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with your allocation instructions prior to the expiration of the "right to examine" period. If you exercise your right to examine the Policy and cancel it by returning it to us, we will refund to you the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, we transfer the premium and interest to the Investment Accounts of the Separate Account based on the percentages you have selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, we assume that receipt of this Policy occurs five calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.

TRANSFER PRIVILEGE

You may transfer amounts among Investment Accounts at any time after the "right to examine" period.

There currently is no minimum transfer amount, although we reserve the right to require a $100 minimum transfer. You must transfer the minimum amount, or, if less, the entire amount in the account from which you are transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, we have the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.


Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. Currently, all transfers are free. We reserve the right to limit the number of transfers to 12 per year, or to restrict transfers from being made on consecutive Valuation Dates.


If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first 12 transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. We reserve the right to assess a $25 charge for the thirteenth and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one transfer, regardless of the number of Investment Accounts affected by the transfer. The charge will be deducted from Investment Account(s) from which the transfer are made.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to us. Transfers initiated via AUL's internet site, Account Services, AUL.com, will be processed as a result of authorization given by the user accessing the site. We reserve the right to suspend telephone or internet transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of Owners.

We will employ reasonable procedures to confirm that instructions communicated by telephone or via the internet are genuine, and if we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

INITIAL DOLLAR COST AVERAGING PROGRAM

Under the Initial DCA Program, the Owner selects either a six month Initial DCA Program or a twelve month Initial DCA Program. Once the first premium is deposited into the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within a six month or twelve month period based on the Owners election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account. Transfers to any of the Fixed Account(s) are not permitted under the Initial Dollar Cost Averaging Program. AUL offers the Initial Dollar Cost Averaging Program to Contract Owners at no charge, and the Company reserves the right to terminate, change or temporarily discontinue the Program at any time. Contract Owners may accelerate transfers into one or more Investment Accounts or discontinue participation in the Program at any time by providing Proper Notice to AUL. AUL must receive Proper Notice of such a change at least five days before a previously scheduled transfer is to occur.


Contract Owners may only elect to participate in the Initial DCA Program by requesting it at issue. The Program will take effect on the first monthly transfer date following the premium receipt by AUL at its Home Office. The initial transfer will occur 30 days after the expiration of the "Right to Examine" period. Subsequent transfers will occur at monthly intervals after the date of the initial transfer. If the date is not a Valuation Date, then the transfer will be made on the next Valuation Date.



ONGOING DOLLAR COST AVERAGING PROGRAM


The Ongoing Dollar Cost Averaging Program, if elected, enables you to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, participation in the Ongoing Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

You specify the fixed dollar amount to be transferred automatically from the MMIA. At the time that you elect the Ongoing Dollar Cost Averaging Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.


You may elect this Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the Ongoing Dollar Cost Averaging Program will commence on the Monthiversary on or next following the election.


Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted, or you send us Proper Notice instructing us to cancel the transfers.


Currently, transfers made under the Ongoing Dollar Cost Averaging Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. We reserve the right to impose a $25 transfer charge for each transfer effected under an Ongoing Dollar Cost Averaging Program. We also reserve the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.

PORTFOLIO REBALANCING PROGRAM

You may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this program automatically adjusts your Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the 12 free transfers permitted each Policy Year. If the Dollar Cost Averaging Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the Dollar Cost Averaging Program.

You may elect this program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to us. Portfolio rebalancing will terminate when you request any transfer (which includes a loan transaction) or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.

                                  FIXED ACCOUNT

Summary of the Fixed Account


Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company
Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of our General Account, we benefit from investment gain and assume the risk of investment loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least an annual effective rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

Enhanced Averaging Fixed Account


Initial and subsequent premiums in the first Contract Year and prior to the expiration of the Initial DCA Program, may be allocated to the Enhanced Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.


Amounts allocated in the Enhanced Averaging Fixed Account earn interest at rates periodically determined by AUL that are guaranteed to be at least an effective annual rate of 3%. Any current rate that exceeds the guaranteed rate will be effective for a period of at least six months or one year after the initial deposit into the Enhanced Averaging Fixed Account. Subsequent deposits into the Enhanced Averaging Fixed Account will be credited with the current rate at the time of deposit.

Calculation of the Fixed Account Value

Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.

Payment Deferral

We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.


                             CHARGES AND DEDUCTIONS

MONTHLY DEDUCTION


AUL will deduct Monthly Deductions on the Contract Date and on each Monthiversary. Monthly Deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. Your Contract Date is the date used to determine your Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, (3) mortality and expense risk charge, (4) tax charges, and (5) any charges for rider benefits, as described below. All Monthly Deductions are deducted from the Variable Account Value pro rata on the basis of the portion of Variable Account Value in each account.

COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, we charge "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and we may also charge current rates in the future. The current rates may also vary with the Attained

Age, gender, where permissible, duration, Policy size and underwriting class of the Insured, or, alternatively, may be a charge against Account Value that does not vary with Attained Age or gender, and may vary with underwriting class. For any Policy, the current cost of insurance on a Monthiversary is calculated in one of two ways: (1) if the Initial Maximum Premium is paid, the cost of insurance equals the lesser of an amount equal, on an annual basis, to a percentage multiplied by the Account Value or an amount equal to the Risk Amount multiplied by the guaranteed maximum cost of insurance rate set forth in the Policy; or (2) if less than the Initial Maximum Premium is paid, the cost of insurance is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. We reserve the right to change the current cost of insurance rates, and, in the case of payment of the Initial Maximum Premium, to assess a cost of insurance charge calculated solely by multiplying the current cost of insurance rate for the Insured by the Risk Amount for a Monthiversary, in the same manner as the cost of insurance charge currently is calculated when less than the Initial Maximum Premium is paid. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account Value.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. AUL currently places Insureds in a standard class based on underwriting. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the standard classes. Standard rates are available for Issue Ages 0-89. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of your Policy.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge that is guaranteed not to exceed, on an annual basis, a rate of 0.40% of Account Value. We reserve the right to charge a lower current rate. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.
MORTALITY AND EXPENSE RISK CHARGE. AUL deducts a monthly charge from the Variable Account value pro rata based on your amounts in each account. The current charge is at an annual rate of 0.90% of Variable Account value during the first 10 Policy Years, and 0.80% thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

PREMIUM TAX CHARGE. AUL deducts a monthly charge at an annual rate equal to .25% of Account Value during the first 10 Policy Years for state and local premium taxes and related administrative expenses. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5% of premium payments for all states, although such tax rates range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular owner lives.

FEDERAL TAX CHARGE. AUL also deducts a federal tax charge at an annual rate equal to 0.15% of Account Value during the first 10 Policy Years.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

ANNUAL CONTRACT CHARGE

AUL deducts an annual contract charge from the Account Value equal to $30 on each Policy Anniversary in which the Account Value is less than $50,000. This charge is deducted pro rata from each Investment Account to which you have allocated Account Value.

SURRENDER CHARGE


During the first 10 Policy Years, a surrender charge calculated based on the percentage of premium not previously withdrawn will be deducted from the Account Value if the Policy is completely surrendered for cash or if you make a Partial Surrender. Twelve percent of the amount of first year premium not previously withdrawn, known as the "remaining withdrawal amount," may be withdrawn without incurring a withdrawal charge. A withdrawal charge will be assessed upon any amounts withdrawn in excess of this amount. The "remaining withdrawal amount," which is initially the first year premium, will then be reduced by the full amount of the withdrawal. Future free withdrawal amounts will be calculated based on the remaining withdrawal amount. A withdrawal charge will not be assessed on amounts withdrawn in excess of the first year premium. The total surrender charge will not exceed the maximum surrender charge set forth in your Policy.


The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge deducted if the Policy is completely surrendered during the first 10 Policy Years.

                           Table of Surrender Charges


                         Policy Year       Percentage of Premium

                               1                    10%
                               2                     9%
                               3                     8%
                               4                     7%
                               5                     6%
                               6                     5%
                               7                     4%
                               8                     3%
                               9                     2%
                              10                     1%

TAXES

AUL does not currently assess a charge for any taxes other than the state premium tax charge and federal tax charge. We reserve the right, however, to assess a charge for such taxes, or taxes resulting from the performance of the Separate Account, against the Separate Account if we determine that such taxes will be incurred.

SPECIAL USES

We may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, we may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates. We may also agree to waive minimum premium requirements for such persons.

We will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. We reserve the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

FUND EXPENSES

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.

                          HOW YOUR ACCOUNT VALUES VARY

There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."

DETERMINING THE ACCOUNT VALUE

On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account Value and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but we are closed for business, and you will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, premium payments since the prior Valuation Date, charges, transfers, Partial Surrenders and surrender charges since the prior Valuation Date, loans and loan repayments.

VARIABLE ACCOUNT VALUE. When you allocate an amount to an Investment Account, either by premium payment allocation or by transfer, your Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to your Policy will increase when premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction is taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts was initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a)  is equal to:

     1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

     2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

     3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b)  is equal to:

     1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

     2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.

CASH VALUE AND NET CASH VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."


                                  DEATH BENEFIT


As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to you and us. Before the Insured dies, you may choose how the proceeds are to be paid. If you have not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary."

AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.

DEATH BENEFIT

The Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. If investment performance is favorable, the amount of the Death Benefit may increase. However, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."


                     Applicable Percentages of Account Value
Attained Age   Percentage    Attained Age  Percentage   Attained Age   Percentage     Attained Age   Percentage
     0-40            250%           50            185%           60             130%           70             115%
      41             243%           51            178%           61             128%           71             113%
      42             236%           52            171%           62             126%           72             111%
      43             229%           53            164%           63             124%           73             109%
      44             222%           54            157%           64             122%           74             107%
      45             215%           55            150%           65             120%          75-90           105%
      46             209%           56            146%           66             119%           91             104%
      47             203%           57            142%           67             118%           92             103%
      48             197%           58            138%           68             117%           93             102%
      49             191%           59            134%           69             116%           94             101%
                                                                                               95+            100%


SELECTING AND CHANGING THE BENEFICIARY

You select the beneficiary in your application. You may select more than one beneficiary. You may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.

                                  CASH BENEFITS

POLICY LOANS

Prior to the death of the Insured, you may borrow against your Policy by submitting Proper Notice to the Home Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to us as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

         1. 90% of the Account Value; less
         2. any loan interest due on the next Policy Anniversary; less
         3. any applicable surrender charges; less
         4. any existing loans and accrued loan interest.


Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date your written request is received. Loan proceeds generally will be sent to you within seven calendar days. See "When Proceeds Are Paid."


INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 6.0%. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account to the Loan Account in the same proportion that each Investment Account and Fixed Account bears to the total unloaned Account Value. The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest at an effective annual rate of not less than 4.0%. On each Monthiversary, the interest earned on the Loan Account since the previous Monthiversary will be transferred to the Loan Account.

PREFERRED LOAN PROVISION. A preferred loan may be made available by AUL. The amount available for a preferred loan is the amount by which the Account Value exceeds total premiums paid. The maximum amount available for a preferred loan may not exceed the maximum loan amount. The preferred loan amount will be credited with an effective annual rate of interest (currently, 6.0%). Thus, the current net cost of the preferred loan is 0% per year. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT; EFFECT IF NOT REPAID. You may repay all or part of your loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loans and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary, the Policy will be in default. You will be sent notice of the default. You will have a grace period within which you may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. Loans may be currently taxable and subject to a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding.

SURRENDERING THE POLICY FOR NET CASH VALUE

You may surrender your Policy at any time for its Net Cash Value by submitting Proper Notice to us. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date your written request and all required documents are received. Payment will generally be made within seven calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one lump sum or it may be applied to a payment option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

You may make Partial Surrenders under your Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to us. A Partial Surrender exceeding, in any Policy Year, 12% of the total first year premium not previously withdrawn may be subject to a surrender charge. See "Surrender Charge." As of the date AUL receives a written request for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When you request a Partial Surrender, you can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If you provide no directions, the Partial Surrender will be deducted from your Account Value in the Investment Accounts and/or the Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Face Amount in proportion to the reduction in the Account Value resulting from the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Account Value below the minimum Account Value on the Policy Data Page, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date your written request is received, and generally will be paid within seven calendar days. See "When Proceeds Are Paid."

SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.

You may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

         OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed 20.

         OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

         OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as 120. A different monthly installment payable to the surviving payee can be specified. Any other method or frequency of payment we agree to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater. Based on the settlement option selected, we will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3% per year.

You may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with our consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, we will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to us.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account Value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."

LIFE INSURANCE RETIREMENT PLANS


Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from us. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or our obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration; illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0%. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12%.


The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

RISKS OF LIFE INSURANCE RETIREMENT PLANS


Using your Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if your Policy is insufficiently funded in relation to the income stream expected from your Policy, your Policy can lapse prematurely and result in significant income tax liability to you in the year in which the lapse occurs. Other risks associated with borrowing from your Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to you of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds your basis in the Policy. Thus, under certain circumstances, surrender or lapse of your Policy could result in tax liability to you. In addition, to reinstate a lapsed Policy, you would be required to make certain payments. Thus, you should be careful to design a life insurance retirement plan so that your Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from your Policy.


To avoid lapse of your Policy, it is important to design a payment stream that does not leave your Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration.

Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in your Policy upon its maturity. Poor investment performance can contribute to the risk that your Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse.

Further, interest on a Policy loan is due to us for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds your basis in the Policy, the amounts attributable to interest due on the loans can add to your federal (and possibly state) income tax liability.


You should consult with your financial and tax advisors in designing a life insurance retirement plan that is suitable for your particular needs. Further, you should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, you should consult your periodic statements to determine the amount of their remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from your representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.


Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

          ILLUSTRATIONS OF ACCOUNT VALUES, CASH VALUES, DEATH BENEFITS
                        AND ACCUMULATED PREMIUM PAYMENTS

The following tables have been prepared to illustrate hypothetically how certain values under a Policy change with investment performance over an extended period of time. The tables illustrate how Account Values, Cash Values and Death Benefits under a Policy covering an Insured of a given age on the Policy Date would vary over time if the return on the assets in each of the Funds were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. The tables may be deemed to be "forward looking statements," and are based on certain assumptions. Actual performance under the Policy may differ materially from performance described in the tables. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an Owner. These illustrations assume that premiums are allocated equally among the Investment Accounts available under the Policy, and that no amounts are allocated to the Fixed Account. These illustrations also assume that no Policy loans have been made.

The illustrations reflect the fact that the net investment return on the assets held in the Investment Accounts is lower than the gross return of the selected Portfolios. The tables assume an average annual expense ratio of approximately 0.80% of the average daily net assets of the Portfolios available under the Policies. This average annual expense ratio is based on the expense ratios of each of the Portfolios for the last fiscal year, adjusted, as appropriate, for any material changes in expenses effective for the current fiscal year of a Portfolio. Effective May 1, 1999, the American Century VP Capital Appreciation Portfolio is no longer available for new contracts; therefore, the Portfolio's expenses are not included in the above average. For information on the Portfolios' expenses, see the prospectuses for the Funds and Portfolios.

The illustrations also reflect the deduction of the Monthly Deduction. AUL has the contractual right to charge the guaranteed maximum charges. The current charges and, alternatively, the guaranteed charges are reflected in separate illustrations that follow. All the illustrations reflect the fact that no tax charges other than the premium tax charge and federal tax charge are currently made against the Separate Account and assume no outstanding loans and loan interest or charges for rider benefits.

The illustrations are based on AUL's sex distinct rates. Upon request, an Owner will be furnished with a comparable illustration based upon the proposed Insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables, and also may reflect allocation of premiums to specified Investment Accounts. Such illustrations will reflect the expenses of the Portfolios in which such Investment Accounts invest. We may make a reasonable charge to provide such illustrations.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION
                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 50 MALE

                            INITIAL FACE AMOUNT $357,859

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

   (APPROXIMATE NET OF -1.69% DURING FIRST 10 POLICY YEARS, -1.59% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000          96,894        88,094   357,859        95,737       86,937     357,859
    2              110,250          93,885        85,965   357,859        91,387       83,467     357,859
    3              115,763          90,969        83,929   357,859        86,926       79,886     357,859
    4              121,551          88,144        81,984   357,859        82,323       76,163     357,859
    5              127,628          85,407        80,127   357,859        77,551       72,271     357,859
    6              134,010          82,754        78,354   357,859        72,585       68,185     357,859
    7              140,710          80,184        76,664   357,859        67,401       63,881     357,859
    8              147,746          77,694        75,054   357,859        61,974       59,334     357,859
    9              155,133          75,281        73,521   357,859        56,274       54,514     357,859
   10              162,889          72,943        72,063   357,859        50,263       49,383     357,859
   11              171,034          71,032        71,032   357,859        44,120       44,120     357,859
   12              179,586          69,171        69,171   357,859        37,505       37,505     357,859
   13              188,565          67,359        67,359   357,859        30,334       30,334     357,859
   14              197,993          65,594        65,594   357,859        22,513       22,513     357,859
   15              207,893          63,876        63,876   357,859        13,939       13,939     357,859
   16              218,287          62,203        62,203   357,859         4,512        4,512     357,859
   17              229,202          60,573        60,573   357,859             0            0           0
   18              240,662          58,986        58,986   357,859             0            0           0
   19              252,695          57,441        57,441   357,859             0            0           0
   20              265,330          55,936        55,936   357,859             0            0           0
   21              278,596          54,471        54,471   357,859             0            0           0
   22              292,526          53,043        53,043   357,859             0            0           0
   23              307,152          51,654        51,654   357,859             0            0           0
   24              322,510          50,301        50,301   357,859             0            0           0
   25              338,635          48,983        48,983   357,859             0            0           0
   26              355,567          47,700        47,700   357,859             0            0           0
   27              373,346          46,450        46,450   357,859             0            0           0
   28              392,013          45,233        45,233   357,859             0            0           0
   29              411,614          44,048        44,048   357,859             0            0           0
   30              432,194          42,894        42,894   357,859             0            0           0





*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 50 MALE

                            INITIAL FACE AMOUNT $357,859

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

    (APPROXIMATE NET OF 4.26% DURING FIRST 10 POLICY YEARS, 4.37% THEREAFTER)

End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         102,759        93,959   357,859       101,601       92,801     357,859
    2              110,250         105,594        97,674   357,859       103,105       95,185     357,859
    3              115,763         108,507       101,467   357,859       104,492       97,452     357,859
    4              121,551         111,500       105,340   357,859       105,731       99,571     357,859
    5              127,628         114,577       109,297   357,859       106,799      101,519     357,859
    6              134,010         117,738       113,338   357,859       107,672      103,272     357,859
    7              140,710         120,986       117,466   357,859       108,326      104,806     357,859
    8              147,746         124,324       121,684   357,859       108,739      106,099     357,859
    9              155,133         127,753       125,993   357,859       108,882      107,122     357,859
   10              162,889         131,278       130,398   357,859       108,716      107,836     357,859
   11              171,034         135,577       135,577   357,859       108,749      108,749     357,859
   12              179,586         140,017       140,017   357,859       108,384      108,384     357,859
   13              188,565         144,602       144,602   357,859       107,546      107,546     357,859
   14              197,993         149,338       149,338   357,859       106,149      106,149     357,859
   15              207,893         154,228       154,228   357,859       104,099      104,099     357,859
   16              218,287         159,279       159,279   357,859       101,298      101,298     357,859
   17              229,202         164,495       164,495   357,859        97,640       97,640     357,859
   18              240,662         169,882       169,882   357,859        93,006       93,006     357,859
   19              252,695         175,445       175,445   357,859        87,242       87,242     357,859
   20              265,330         181,191       181,191   357,859        80,145       80,145     357,859
   21              278,596         187,124       187,124   357,859        71,445       71,445     357,859
   22              292,526         193,252       193,252   357,859        60,792       60,792     357,859
   23              307,152         199,581       199,581   357,859        47,741       47,741     357,859
   24              322,510         206,117       206,117   357,859        31,738       31,738     357,859
   25              338,635         212,866       212,866   357,859        12,143       12,143     357,859
   26              355,567         219,837       219,837   357,859             0            0           0
   27              373,346         227,037       227,037   357,859             0            0           0
   28              392,013         234,472       234,472   357,859             0            0           0
   29              411,614         242,150       242,150   357,859             0            0           0
   30              432,194         250,080       250,080   357,859             0            0           0





*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 50 MALE

                            INITIAL FACE AMOUNT $357,859

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

   (APPROXIMATE NET OF 10.21% DURING FIRST 10 POLICY YEARS, 10.32% THEREAFTER)



End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         108,625        99,825   357,859       107,468       98,668     357,859
    2              110,250         117,993       110,073   357,859       115,527      107,607     357,859
    3              115,763         128,170       121,130   357,859       124,231      117,191     357,859
    4              121,551         139,224       133,064   357,859       133,634      127,474     357,859
    5              127,628         151,231       145,951   357,859       143,806      138,526     357,859
    6              134,010         164,275       159,875   357,859       154,830      150,430     357,859
    7              140,710         178,443       174,923   357,859       166,806      163,286     357,859
    8              147,746         193,833       191,193   357,859       179,849      177,209     357,859
    9              155,133         210,550       208,790   357,859       194,090      192,330     357,859
   10              162,889         228,709       227,829   357,859       209,679      208,799     357,859
   11              171,034         249,678       249,678   357,859       227,933      227,933     357,859
   12              179,586         272,603       272,603   357,859       248,131      248,131     357,859
   13              188,565         297,906       297,906   375,362       270,552      270,552     357,859
   14              197,993         325,631       325,631   403,783       295,512      295,512     366,434
   15              207,893         355,925       355,925   434,229       323,003      323,003     394,064
   16              218,287         389,045       389,045   466,855       353,060      353,060     423,672
   17              229,202         425,161       425,161   505,942       385,835      385,835     459,144
   18              240,662         464,545       464,545   548,163       421,577      421,577     497,461
   19              252,695         507,496       507,496   593,771       460,555      460,555     538,849
   20              265,330         554,335       554,335   643,028       503,061      503,061     583,550
   21              278,596         605,407       605,407   696,218       549,409      549,409     631,820
   22              292,526         661,389       661,389   747,369       600,213      600,213     678,241
   23              307,152         722,842       722,842   802,355       655,982      655,982     728,140
   24              322,510         790,433       790,433   861,572       717,321      717,321     781,880
   25              338,635         864,963       864,963   925,510       784,957      784,957     839,904
   26              355,567         947,399       947,399   994,769       859,768      859,768     902,757
   27              373,346       1,037,375     1,037,375 1,089,243       941,422      941,422     988,493
   28              392,013       1,135,536     1,135,536 1,192,313     1,030,503    1,030,503   1,082,028
   29              411,614       1,242,576     1,242,576 1,304,704     1,127,642    1,127,642   1,184,024
   30              432,194       1,359,226     1,359,226 1,427,187     1,233,502    1,233,502   1,295,178





*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 60 MALE

                            INITIAL FACE AMOUNT $244,010

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

   (APPROXIMATE NET OF -1.69% DURING FIRST 10 POLICY YEARS, -1.59% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000          96,894        88,094   244,010        95,111       86,311     244,010
    2              110,250          93,885        85,965   244,010        90,028       82,108     244,010
    3              115,763          90,969        83,929   244,010        84,706       77,666     244,010
    4              121,551          88,144        81,984   244,010        79,094       72,934     244,010
    5              127,628          85,407        80,127   244,010        73,135       67,855     244,010
    6              134,010          82,754        78,354   244,010        66,775       62,375     244,010
    7              140,710          80,184        76,664   244,010        59,954       56,434     244,010
    8              147,746          77,694        75,054   244,010        52,607       49,967     244,010
    9              155,133          75,281        73,521   244,010        44,655       42,895     244,010
   10              162,889          72,943        72,063   244,010        35,983       35,103     244,010
   11              171,034          71,032        71,032   244,010        26,601       26,601     244,010
   12              179,586          69,171        69,171   244,010        16,111       16,111     244,010
   13              188,565          67,359        67,359   244,010         4,258        4,258     244,010
   14              197,993          65,594        65,594   244,010             0            0           0
   15              207,893          63,876        63,876   244,010             0            0           0
   16              218,287          62,203        62,203   244,010             0            0           0
   17              229,202          60,573        60,573   244,010             0            0           0
   18              240,662          58,986        58,986   244,010             0            0           0
   19              252,695          57,441        57,441   244,010             0            0           0
   20              265,330          55,936        55,936   244,010             0            0           0
   21              278,596          54,471        54,471   244,010             0            0           0
   22              292,526          53,043        53,043   244,010             0            0           0
   23              307,152          51,654        51,654   244,010             0            0           0
   24              322,510          50,301        50,301   244,010             0            0           0
   25              338,635          48,983        48,983   244,010             0            0           0
   26              355,567          47,700        47,700   244,010             0            0           0
   27              373,346          46,450        46,450   244,010             0            0           0
   28              392,013          45,233        45,233   244,010             0            0           0
   29              411,614          44,048        44,048   244,010             0            0           0
   30              432,194          42,894        42,894   244,010             0            0           0





*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,0000 INITIAL PREMIUM

                                ISSUE AGE 60 MALE

                            INITIAL FACE AMOUNT $244,010

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

    (APPROXIMATE NET OF 4.26% DURING FIRST 10 POLICY YEARS, 4.37% THEREAFTER)

End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         102,759        93,959   244,010       100,982       92,182     244,010
    2              110,250         105,594        97,674   244,010       101,787       93,867     244,010
    3              115,763         108,507       101,467   244,010       102,379       95,339     244,010
    4              121,551         111,500       105,340   244,010       102,719       96,559     244,010
    5              127,628         114,577       109,297   244,010       102,762       97,482     244,010
    6              134,010         117,738       113,338   244,010       102,467       98,067     244,010
    7              140,710         120,986       117,466   244,010       101,788       98,268     244,010
    8              147,746         124,324       121,684   244,010       100,674       98,034     244,010
    9              155,133         127,753       125,993   244,010        99,060       97,300     244,010
   10              162,889         131,278       130,398   244,010        96,857       95,977     244,010
   11              171,034         135,577       135,577   244,010        94,442       94,442     244,010
   12              179,586         140,017       140,017   244,010        91,190       91,190     244,010
   13              188,565         144,602       144,602   244,010        86,904       86,904     244,010
   14              197,993         149,338       149,338   244,010        81,347       81,347     244,010
   15              207,893         154,228       154,228   244,010        74,245       74,245     244,010
   16              218,287         159,279       159,279   244,010        65,280       65,280     244,010
   17              229,202         164,495       164,495   244,010        54,070       54,070     244,010
   18              240,662         169,882       169,882   244,010        40,150       40,150     244,010
   19              252,695         175,445       175,445   244,010        22,920       22,920     244,010
   20              265,330         181,191       181,191   244,010         1,562        1,562     244,010
   21              278,596         187,124       187,124   244,010             0            0           0
   22              292,526         193,252       193,252   244,010             0            0           0
   23              307,152         199,581       199,581   244,010             0            0           0
   24              322,510         206,117       206,117   244,010             0            0           0
   25              338,635         212,866       212,866   244,010             0            0           0
   26              355,567         219,837       219,837   244,010             0            0           0
   27              373,346         227,037       227,037   244,010             0            0           0
   28              392,013         234,472       234,472   246,195             0            0           0
   29              411,614         242,150       242,150   254,258             0            0           0
   30              432,194         250,080       250,080   262,584             0            0           0





*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                               SINGLE LIFE OPTION

                            $100,000 INITIAL PREMIUM

                                ISSUE AGE 60 MALE

                            INITIAL FACE AMOUNT $244,010

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

   (APPROXIMATE NET OF 10.21% DURING FIRST 10 POLICY YEARS, 10.32% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         108,625        99,825   244,010       106,856       98,056     244,010
    2              110,250         117,993       110,073   244,010       114,259      106,339     244,010
    3              115,763         128,170       121,130   244,010       122,268      115,228     244,010
    4              121,551         139,224       133,064   244,010       130,958      124,798     244,010
    5              127,628         151,231       145,951   244,010       140,421      135,141     244,010
    6              134,010         164,275       159,875   244,010       150,775      146,375     244,010
    7              140,710         178,443       174,923   244,010       162,167      158,647     244,010
    8              147,746         193,833       191,193   244,010       174,775      172,135     244,010
    9              155,133         210,577       208,817   246,375       188,815      187,055     244,010
   10              162,889         228,866       227,986   265,484       204,545      203,665     244,010
   11              171,034         249,952       249,952   287,445       223,290      223,290     256,784
   12              179,586         273,065       273,065   308,563       243,938      243,938     275,650
   13              188,565         298,437       298,437   331,265       266,604      266,604     295,930
   14              197,993         326,343       326,343   355,714       291,533      291,533     317,771
   15              207,893         357,114       357,114   382,112       319,022      319,022     341,353
   16              218,287         391,149       391,149   410,706       349,426      349,426     366,898
   17              229,202         428,297       428,297   449,712       382,612      382,612     401,742
   18              240,662         468,824       468,824   492,265       418,816      418,816     439,757
   19              252,695         513,017       513,017   538,668       458,295      458,295     481,210
   20              265,330         561,178       561,178   589,237       501,319      501,319     526,385
   21              278,596         613,622       613,622   644,303       548,169      548,169     575,577
   22              292,526         670,675       670,675   704,209       599,136      599,136     629,093
   23              307,152         732,675       732,675   769,308       654,522      654,522     687,249
   24              322,510         799,971       799,971   839,970       714,641      714,641     750,373
   25              338,635         873,315       873,315   916,981       779,826      779,826     818,818
   26              355,567         953,383       953,383 1,001,052       850,439      850,439     892,961
   27              373,346       1,040,791     1,040,791 1,092,831       926,863      926,863     973,206
   28              392,013       1,136,214     1,136,214 1,193,025     1,009,507    1,009,507   1,059,982
   29              411,614       1,240,385     1,240,385 1,302,404     1,098,799    1,098,799   1,153,739
   30              432,194       1,354,107     1,354,107 1,421,813     1,195,186    1,195,186   1,254,945






*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                                  LAST SURVIVOR

                            $100,000 INITIAL PREMIUM

                         ISSUE AGE: 60 MALE \ 60 FEMALE

                            INITIAL FACE AMOUNT $381,680

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0%

   (APPROXIMATE NET OF -1.69% DURING FIRST 10 POLICY YEARS, -1.59% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000          97,481        88,681   379,162        97,481       88,681     379,162
    2              110,250          94,920        87,000   379,162        94,920       87,000     379,162
    3              115,763          92,295        85,255   379,162        92,290       85,250     379,162
    4              121,551          89,743        83,583   379,162        89,560       83,400     379,162
    5              127,628          87,261        81,981   379,162        86,690       81,410     379,162
    6              134,010          84,847        80,447   379,162        83,637       79,237     379,162
    7              140,710          82,501        78,981   379,162        80,356       76,836     379,162
    8              147,746          80,219        77,579   379,162        76,798       74,158     379,162
    9              155,133          78,001        76,241   379,162        72,910       71,150     379,162
   10              162,889          75,844        74,964   379,162        68,619       67,739     379,162
   11              171,034          74,116        74,116   379,162        64,162       64,162     379,162
   12              179,586          72,427        72,427   379,162        59,054       59,054     379,162
   13              188,565          70,777        70,777   379,162        53,121       53,121     379,162
   14              197,993          69,165        69,165   379,162        46,153       46,153     379,162
   15              207,893          67,589        67,589   379,162        37,901       37,901     379,162
   16              218,287          66,050        66,050   379,162        28,092       28,092     379,162
   17              229,202          64,545        64,545   379,162        16,414       16,414     379,162
   18              240,662          63,075        63,075   379,162         2,519        2,519     379,162
   19              252,695          61,638        61,638   379,162             0            0           0
   20              265,330          60,233        60,233   379,162             0            0           0
   21              278,596          58,861        58,861   379,162             0            0           0
   22              292,526          57,520        57,520   379,162             0            0           0
   23              307,152          56,210        56,210   379,162             0            0           0
   24              322,510          54,929        54,929   379,162             0            0           0
   25              338,635          53,678        53,678   379,162             0            0           0
   26              355,567          52,455        52,455   379,162             0            0           0
   27              373,346          51,260        51,260   379,162             0            0           0
   28              392,013          50,092        50,092   379,162             0            0           0
   29              411,614          48,951        48,951   379,162             0            0           0
   30              432,194          47,836        47,836   379,162             0            0           0





*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                                  LAST SURVIVOR

                            $100,000 INITIAL PREMIUM

                         ISSUE AGE: 60 MALE \ 60 FEMALE

                            INITIAL FACE AMOUNT $381,680

           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%

    (APPROXIMATE NET OF 4.26% DURING FIRST 10 POLICY YEARS, 4.37% THEREAFTER)



End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         103,383        94,583   379,162       103,383       94,583     379,162
    2              110,250         106,778        98,858   379,162       106,778       98,858     379,162
    3              115,763         110,164       103,124   379,162       110,164      103,124     379,162
    4              121,551         113,600       107,440   379,162       113,513      107,353     379,162
    5              127,628         117,144       111,864   379,162       116,792      111,512     379,162
    6              134,010         120,799       116,399   379,162       119,965      115,565     379,162
    7              140,710         124,567       121,047   379,162       122,993      119,473     379,162
    8              147,746         128,453       125,813   379,162       125,837      123,197     379,162
    9              155,133         132,460       130,700   379,162       128,451      126,691     379,162
   10              162,889         136,592       135,712   379,162       130,778      129,898     379,162
   11              171,034         141,560       141,560   379,162       133,417      133,417     379,162
   12              179,586         146,709       146,709   379,162       135,634      135,634     379,162
   13              188,565         152,045       152,045   379,162       137,298      137,298     379,162
   14              197,993         157,575       157,575   379,162       138,246      138,246     379,162
   15              207,893         163,306       163,306   379,162       138,294      138,294     379,162
   16              218,287         169,246       169,246   379,162       137,236      137,236     379,162
   17              229,202         175,402       175,402   379,162       134,838      134,838     379,162
   18              240,662         181,781       181,781   379,162       130,833      130,833     379,162
   19              252,695         188,393       188,393   379,162       124,890      124,890     379,162
   20              265,330         195,245       195,245   379,162       116,567      116,567     379,162
   21              278,596         202,346       202,346   379,162       105,257      105,257     379,162
   22              292,526         209,706       209,706   379,162        90,130       90,130     379,162
   23              307,152         217,334       217,334   379,162        70,047       70,047     379,162
   24              322,510         225,238       225,238   379,162        43,489       43,489     379,162
   25              338,635         233,431       233,431   379,162         8,451        8,451     379,162
   26              355,567         241,921       241,921   379,162             0            0           0
   27              373,346         250,720       250,720   379,162             0            0           0
   28              392,013         259,839       259,839   379,162             0            0           0
   29              411,614         269,290       269,290   379,162             0            0           0
   30              432,194         279,084       279,084   379,162             0            0           0






*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    American United Life Insurance Company(R)
                 Modified Single Premium Variable Life Insurance

                              LAST SURVIVOR OPTION

                            $100,000 INITIAL PREMIUM

                         ISSUE AGE: 60 MALE \ 60 FEMALE

                            INITIAL FACE AMOUNT $381,680


           ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12%

   (APPROXIMATE NET OF 10.21% DURING FIRST 10 POLICY YEARS, 10.32% THEREAFTER)


End of            Premiums                           CURRENT CHARGES*           GUARANTEED CHARGES**
Contract Year     Accumulated at
                  5% Interest Per   Account        Cash     Death          Account     Cash       Death
                  Year               Value         Value    Benefit        Value       Value     Benefits
-------------- ---------------- -------------   ---------- ---------    ----------     ------    ---------

    1              105,000         109,286       100,486   379,162       109,286      100,486     379,162
    2              110,250         119,337       111,417   379,162       119,337      111,417     379,162
    3              115,763         130,207       123,167   379,162       130,207      123,167     379,162
    4              121,551         141,957       135,797   379,162       141,957      135,797     379,162
    5              127,628         154,742       149,462   379,162       154,652      149,372     379,162
    6              134,010         168,677       164,277   379,162       168,369      163,969     379,162
    7              140,710         183,868       180,348   379,162       183,198      179,678     379,162
    8              147,746         200,427       197,787   379,162       199,249      196,609     379,162
    9              155,133         218,478       216,718   379,162       216,651      214,891     379,162
   10              162,889         238,154       237,274   379,162       235,552      234,672     379,162
   11              171,034         260,900       260,900   379,162       257,420      257,420     379,162
   12              179,586         285,820       285,820   379,162       281,434      281,434     379,162
   13              188,565         313,119       313,119   379,162       307,902      307,902     379,162
   14              197,993         343,129       343,129   379,162       337,224      337,224     379,162
   15              207,893         376,409       376,409   402,757       369,855      369,855     395,745
   16              218,287         413,080       413,080   433,734       405,888      405,888     426,182
   17              229,202         453,214       453,214   475,875       445,324      445,324     467,590
   18              240,662         497,116       497,116   521,971       488,461      488,461     512,884
   19              252,695         545,108       545,108   572,364       535,618      535,618     562,399
   20              265,330         597,536       597,536   627,413       587,133      587,133     616,489
   21              278,596         654,759       654,759   687,497       643,360      643,360     675,528
   22              292,526         717,298       717,298   753,162       704,669      704,669     739,902
   23              307,152         785,809       785,809   825,099       771,438      771,438     810,010
   24              322,510         860,864       860,864   903,907       844,061      844,061     886,264
   25              338,635         943,088       943,088   990,242       922,951      922,951     969,098
   26              355,567       1,033,165     1,033,165 1,084,823     1,008,541    1,008,541   1,058,968
   27              373,346       1,131,846     1,131,846 1,188,438     1,101,288    1,101,288   1,156,353
   28              392,013       1,239,952     1,239,952 1,301,950     1,201,669    1,201,669   1,261,752
   29              411,614       1,358,384     1,358,384 1,426,303     1,310,178    1,310,178   1,375,687
   30              432,194       1,488,127     1,488,127 1,562,533     1,427,322    1,427,322   1,498,688


*These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.

**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR
FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE INVESTMENT ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                      OTHER POLICY BENEFITS AND PROVISIONS

LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two years from the Contract Date, AUL may not contest the Policy.

If a Policy lapses and it is reinstated, we can contest the reinstated Policy during the first two years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any partial surrender.

CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:
(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date we receive proof of death; or (2) the Account Value as of the date we receive proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account or fixed account accumulation options. AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.

Any change of the Policy must be approved by AUL's President, Executive Vice President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.

EXCHANGE FOR PAID-UP POLICY

You may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Home Office. The new policy will be for the level face amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. We will pay you any remaining Net Cash Value that was not used to purchase the new policy.

At any time after this option is elected, the cash value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 3% interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.

WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.

DIVIDENDS

You will receive any dividends declared by us as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts on a pro rata basis unless you request cash payment. We do not anticipate declaring any dividends.

REPORTS TO POLICY OWNERS

At least once a year, you will be sent a report at your last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. You will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which you have allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when you pay premiums, or if you take out a loan, transfer amounts among the Investment Accounts or take surrenders, you will receive a written confirmation of these transactions.

ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Home Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, you must obtain their consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.

REINSTATEMENT


The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See your Policy for further information.


RIDER BENEFITS


The following rider benefits are available and may be added to your Policy at issue. If applicable, monthly charges for these riders will be deducted from your Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.


     WAIVER OF MONTHLY DEDUCTION DISABILITY (WMDD)
     ISSUE AGES: 0-55

     This rider waives the Monthly Deduction during a period of total disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000, policies with a Long-Term Care Accelerated Death Benefit Rider or policies rated higher than Table H.

     Monthly Deductions are waived for total disability following a six month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

     LAST SURVIVOR RIDER (LS)
     ISSUE AGES: 20-85

     This rider modifies the terms of the Policy to provide insurance on the lives of two Insureds rather than one. When the LS Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement; or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability, Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.

     If the Long Term Care Accelerated Death Benefit rider is purchased with the Last Survivor rider, the maximum age difference of the two insureds is ten years.

     LS Rider also provides a Policy Split Option, allowing the Policy on two Insureds to be split into two separate Policies, one on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.

     ACCELERATED DEATH BENEFIT RIDER (ABR)

     This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50% of the Face Amount. ABR may be added to the Policy at any time while it is still in force. There is no charge for ABR. This rider is not available if the Last Survivor Rider is issued. The Accelerated Death Benefit Rider cannot be exercised if Long Term Care Accelerated Death Benefits are paid.

     LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER

     Applicants residing in states that have approved the Long-Term Care Accelerated Death Benefit Rider (the "ADBR") may elect to add it to their Policy at issue, subject to AUL receiving satisfactory additional evidence of insurability. This rider may be attached along with a Last Survivor Rider. The ADBR is not yet available in all states and the form and/or terms under which it is available may vary from state to state. The ADBR permits the Owner to receive, at his or her request and upon approval by AUL in accordance with the terms of the ADBR, an accelerated payment of part of the Policy's Death Benefit (an "Accelerated Death Benefit") and an additional extended long-term care benefit when one of the following three events occurs:

          1. Confinement to a Long-Term Care Facility. An Insured is determined to be Chronically Ill (as defined below) and has been confined to a Long-Term Care Facility for at least 90 days during a period of 270 consecutive days.

          2. Home Health Care. An Insured is determined to be Chronically Ill (as defined below) and has been receiving home health care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

          3. Adult Day Care. An Insured is determined to be Chronically Ill (as defined below) and has been receiving adult day care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

     Chronically Ill means that an Insured has been certified (within the preceding 12-month period) by a licensed health care practitioner as (1) being expected to be unable to perform (without substantial assistance from another individual) at least two activities of daily living, including bathing, continence, dressing, eating, toileting, and transferring, during a period of at least 90 days; or (2) requiring substantial supervision to protect the Insured from threats to health and safety due to severe cognitive impairment (as such terms are more fully described in the ADBR). A charge for this rider will be deducted from the Account Value as part of the monthly deductions.


     Tax Consequences of the ADBR. Subject to certain limitations, the benefits payable under the ADBR will generally be excludible from income for Federal income tax purposes. See "Tax Considerations."

     Amount of the Accelerated Death Benefit. The ADBR provides for monthly payments subject to a long-term care benefit balance not to exceed the current Policy Death Benefit less any outstanding Policy loans and loan interest, and additional long-term care benefit payments equal to twelve monthly payments. Subject to a maximum monthly benefit of $10,000, the monthly benefits under the ADBR will be the actual cost of long-term care expenses up to a maximum of 1/36th of the Death Benefit for care in a long-term care facility or home health care; or the actual expenses up to a maximum of 1/72nd of the Death Benefit for adult day care.

     Conditions for Receipt of Long-Term Care Accelerated Death Benefit Rider. In order to receive benefits from this rider, the Policy and rider must be in force and an Owner must submit Proper Notice of the claim to us at our Home Office. Proper Notice means notice that is received at our Home Office in a form acceptable to us.

     We may request additional medical information from the Insured's physician and/or may require an independent physical examination (at our expense) before approving the claim for payment of benefits. We will not approve any benefits under the rider for a claim which is the result of intentionally self-inflicted injury or participation in a felony or if the benefits are payable under Medicare or services are provided outside of the United States. Any additional exclusions may be noted in the ADBR.

     Effect on Existing Policy. The Death Benefit Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of the payments. If the Owner makes a request for a long-term care accelerated death benefit payment, the Policy's Account Value will be reduced proportionally. Therefore, depending upon the number and amount of payments, this may result in the Account Value being reduced to zero.

Your determination as to how to purchase a desired level of insurance coverage should be based on specific insurance needs. Consult your sales representative for further information.

Additional rules and limits apply to these rider benefits. Not all such benefits may be available at any time, and rider benefits in addition to those listed above may be made available. Please ask your AUL representative for further information, or contact the Home Office.

                               TAX CONSIDERATIONS


The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").


TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how
Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied, in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy it deems in its sole discretion as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the investment accounts used to support their contracts. In those circumstances, income and gains from the investment account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of investment account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract holders may direct their investments to particular investment accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example, an Owner has additional flexibility in allocating premium payments and Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if you elect a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to you may be taxable.

Depending on the circumstances, the exchange of a Policy, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.


The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount any of outstanding loans and loan interests over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.


It is expected that most Policies will be Modified Endowments. Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax advisor to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment.


Policies  classified as Modified  Endowments  will be subject to the  following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includable in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.


Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.


Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.


POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax advisor should be consulted before deducting any Policy loan interest.


INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.


TAX TREATMENT OF LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER. It is intended that the Long-Term Care Accelerated Death Benefit Rider benefits provided by this Policy qualify as tax-free benefits under section 7702B(b) and/or section 101(g) of the Internal Revenue Code. Benefit amounts from this Policy plus any per diem long-term care insurance benefits will be includible in income if they exceed the limits set in section 7702B(b).

Charges for this rider may be treated as a taxable distribution from the Policy (and might also be subject to the 10% penalty tax if the Policy is a Modified Endowment Contract as discussed previously). The Long-Term Care Accelerated Death Benefit Rider may be issued in certain States as a "non-qualified" rider; i.e., it would not constitute qualified long-term care insurance under section 7702B(b) of the Code. Tax treatment of non-qualified benefits is uncertain at this time.


The tax comments in this section reflect our understanding of the current federal tax laws as they relate to the Long-Term Care Accelerated Death Benefit Rider. Since these laws are subject to interpretation and change, we recommend you seek individual advice from your tax advisor.

ESTATE AND GENERATION SKIPPING TAXES


When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includable in the Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Benefits would be available to pay taxes due and other expenses incurred).


If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

The Internal Revenue Service in Notice 2001-10 (initially released to the public on January 9, 2001 and then officially published in IRB 2005-05 on January 29,
2001) has announced a change in the rules that have governed split-dollar life insurance since 1964. This change is in the form of "interim guidance." Although it cannot be stated with certainty that the inevitable impact of these rules will be severely negative in their effect on split-dollar life insurance, purchasers of life insurance policies to be used in split-dollar arrangements are strongly advised to consult with a qualified tax advisor to determine the tax treatment resulting from such an arrangement.


TAXATION UNDER SECTION 403(b) PLANS


PURCHASE PAYMENTS. Under Section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Policies for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments, however, are subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) Policy are taxed as ordinary income to the recipient. Taxable distributions received before the employee attains Age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary), and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Policy Values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

     Required Distributions. At the time of retirement, the Policy must be: (1) transferred to a non-life insurance 403(b) contract which complies with the distribution requirements of the Internal Revenue Code and will continue in force, subject to the payment of any required premium, and the provisions of the 403(b) policy endorsement will no longer apply to the Policy; or (2) surrendered; or (3) distributed.



NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the premium tax charge and federal tax charge) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.

                  OTHER INFORMATION ABOUT THE POLICIES AND AUL

POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which we receive Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value." "Premium Payments to Prevent Lapse," and "Death Benefit."

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account and, therefore, indirectly for the Policies. In addition, the Funds have advised us that they are available to registered separate accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in our judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. We will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, we may, in our sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, we may, by appropriate endorsement, change the Policy to reflect the substitution or change.


If we deem it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.


VOTING RIGHTS


AUL is the legal owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the Investment Company Act of 1940. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.


The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting  rights   attributable  to  the  Policies  for  which  no  timely  voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.


If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.


SALE OF THE POLICIES


The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell our variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities

Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company, and is the distributor of the Contracts.

AUL acts as the "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. We are not obligated to sell any specific number of Policies.

Registered representatives may be paid commissions on Policies they sell. Representatives will generally be paid 4% of the initial premium. Additional commissions may be paid in certain circumstances. Other allowances and overrides also may be paid.


AUL DIRECTORS AND EXECUTIVE OFFICERS


The following table sets forth the name and principal occupations during the past five years of each of AUL's directors and executive officers. Unless otherwise indicated, the address of each of the following individuals is One American Square, P.O. Box 368, Indianapolis, Indiana 46206-0368, and the indicated position is with AUL.


Name                                                        Principal Occupation During Past Five Years


Jerry D. Semler                                             Chairman of the Board, Pres. & CEO, 9/91-present; Chairman of the AUL
                                                            Acquisition Committee; Chairman of the Board & CEO, The State Life
                                                            Insurance Company, 11/94-present; Chairman of the Board AUMIHC,
                                                            12/00-present; Director, IWC Resources Corp., 4/96-09/01


John R. Barton                                              Sr. Vice Pres., Group Life & Health Div., 1/99-present; Director, AUL,
                                                            12/00-present; VP Group Operations, WAUSAU Insurance Co., 5/98-12/98;
                                                            Consultant, Heron Management Group, 4/97-5/98; President & CEO,
                                                            The Epoch Group, L.C., 1/95-4/97

William R. Brown                                            General Counsel & Secretary, 1/85-present; Director, AUL 12/00-present;
                                                            Dir., NOLHGA Board, 1/95-10/00; Secretary, State Life Ins. Co.,
                                                            11/94-present

Catherine B. Husman                                         V.P. and Chief Actuary, 7/97-present; V.P. and Corporate Actuary,
                                                            1/84-7/97

Charles D. Lineback                                         Sr. Vice Pres., Reinsurance Div., 12/87-present; Director, AUL,
                                                            12/00-present; President & CEO, AUL RMS, 11/99-present

Constance E. Lund                                           Sr. Vice Pres., Corporate Finance, 1/00-present; Director, AUL,
                                                            12/00-present; V.P., Reporting and Research, 1/99-1/00; AVP Reporting &
                                                            Research, 5/95-1/99


Dayton H. Molendorp                                         Sr. Vice Pres., Individual Division, 9/99-present; Director, AUL,
                                                            12/00-present; Director, Pioneer Mutual Life Insurance Company 2/02 -
                                                            present; V.P., Individual Div., 11/98-9/99; V.P. Marketing, Individual
                                                            Division, 6/92-9/98

R. Stephen Radcliffe                                        Executive Vice Pres., 8/94-present; Director, AUL, 2/91-present;
                                                            Director, AUMIHC, 12/00-present; Director, Pioneer Mutual Life Insurance
                                                            Company 2/02 - present;

Mark C. Roller                                              Sr. Vice Pres., Human Resources & Corp. Support, 12/01-present;
                                                            Director, AUL, 12/01-present; V.P., HR, 11/99-12/01; V.P., Corp.
                                                            Planning, 9/95-11/99


G. David Sapp                                               Sr. Vice Pres., Investments, 1/92-present; Director, AUL, 12/00-present

William L. Tindall                                          Sr. Vice Pres., Retirement Services, 8/97 - present; Director, AUL,
                                                            12/00-present; Sr. Vice Pres. Pension Management Sales, Massachusetts
                                                            Mutual Life Insurance Co., 1993-8/97


Steven A. Weber                                             Sr. Vice Pres., Information Systems, 11/01-present; Director, AUL, 2/02-
                                                            present; Consultant, S. Weber & Assoc., 1/01-11/01; Sr. V.P., AAL,
                                                            Appleton, WI, 1975-10/01


STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to
determine   solvency  and  compliance   with   applicable   insurance  laws  and
regulations.

ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS


The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2001 and 2000 and the related combined statements of operations and comprehensive income, changes in equity and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, independent accountants, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


Actuarial matters included in this prospectus have been examined by the Individual Product Actuary of AUL.


LITIGATION

The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.

LEGAL MATTERS


Dechert, Washington, D.C., has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Richard A. Wacker, Associate General Counsel of AUL.


FINANCIAL STATEMENTS


The combined financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2001 and 2000, are included in this Prospectus. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                      REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
OneAmerica Financial Partners, Inc.


In our opinion, the accompanying combined balance sheets and the related combined statements of operations and comprehensive income, changes in equity and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., its subsidiaries and affiliates (the "Company") at December 31, 2001 and 2000, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
March 8, 2002

OneAmerica Financial Partners, Inc.
                            Combined Balance Sheets

December 31                                                                     2001         (in millions)          2000

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities:
      Available-for-sale at fair value                                     $ 3,073.2                           $ 2,171.9
      Held-to-maturity at amortized cost                                     1,199.4                             1,934.9
    Equity securities at fair value                                             22.9                                25.8
    Mortgage loans                                                           1,316.7                             1,253.0
    Real estate                                                                 40.0                                43.1
    Policy loans                                                               153.5                               149.4
    Short-term and other invested assets                                        26.5                                46.4
    Cash and cash equivalents                                                  154.0                                69.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total investments                                                      5,986.2                             5,694.4

Accrued investment income                                                       75.8                                78.4
Reinsurance receivables                                                        725.9                               430.5
Deferred acquisition costs                                                     626.1                               588.5
Property and equipment                                                          88.4                                79.0
Insurance premiums in course of collection                                     138.7                               111.6
Other assets                                                                    75.9                                95.6
Assets held in separate accounts                                             3,865.7                             3,854.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total assets                                                        $ 11,582.7                          $ 10,932.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Liabilities and equity
Liabilities
    Policy reserves                                                        $ 5,557.9                           $ 5,215.0
    Other policyholder funds                                                   264.0                               270.5
    Pending policyholder claims                                                600.9                               365.9
    Surplus notes                                                               75.0                                75.0
    Other liabilities and accrued expenses                                     284.5                               304.0
    Liabilities related to separate accounts                                 3,865.7                             3,854.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                     10,648.0                            10,085.0

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Equity
    Common stock, no par value -
      authorized 1,000 shares; issued and outstanding
      100 shares                                                                   -                                   -
    Retained earnings                                                          897.1                               843.1
    Accumulated other comprehensive income:
      Unrealized appreciation of
        securities, net of deferred income taxes                                37.6                                 4.5

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total equity                                                             934.7                               847.6

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Total liabilities and equity                                        $ 11,582.7                          $ 10,932.6

-------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
           Combined Statements of Operations and Comprehensive Income


Year ended December 31                                                                2001         (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                                    $ 808.8                              $ 693.0
    Policy and contract charges                                                       96.5                                103.7
    Net investment income                                                            446.9                                440.0
    Realized investment gains (losses)                                               (13.5)                                 6.6
    Other income                                                                      33.1                                 33.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      Total revenues                                                               1,371.8                              1,276.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                                  701.8                                597.0
    Interest expense on annuities and financial products                             186.6                                193.6
    General operating expenses                                                       173.8                                164.8
    Commissions                                                                      146.0                                118.6
    Amortization                                                                      63.5                                 56.5
    Dividends to policyholders                                                        25.9                                 27.8
    Interest expense on surplus notes                                                  5.8                                  5.8

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                                  1,303.4                              1,164.1

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income before income tax expense                                                      68.4                                112.2
Income tax expense                                                                    14.4                                 31.9

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      Net income                                                                    $ 54.0                               $ 80.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of income tax:
    Change in unrealized appreciation of securities                                   33.1                                 28.1

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Comprehensive Income                                                                $ 87.1                              $ 108.4
------------------------------------------------------------------------------------------------------------------------------------



                    Combined Statements of Changes in Equity

December 31                                                                            2001         (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

Common stock                                                                        $ -                                  $ -

------------------------------------------------------------------------------------------------------------------------------------

Retained earnings:
    Beginning balance                                                               $ 843.1                              $ 762.8
    Net income                                                                         54.0                                 80.3

------------------------------------------------------------------------------------------------------------------------------------

      Total retained earnings                                                       $ 897.1                              $ 843.1

------------------------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income:
    Beginning balance                                                                 $ 4.5                              $ (23.6)
    Change in unrealized appreciation
      of securities                                                                    33.1                                 28.1

------------------------------------------------------------------------------------------------------------------------------------

    Total accumulated other comprehensive income                                     $ 37.6                                $ 4.5

------------------------------------------------------------------------------------------------------------------------------------

      Total equity                                                                  $ 934.7                              $ 847.6

------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
                       Combined Statements of Cash Flows

Year ended December 31                                                        2001         (in millions)       2000

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net income                                                                  $ 54.0                           $ 80.3

Adjustments to reconcile net income to net cash
    provided by operating activities:
      Amortization                                                            63.5                             56.5
      Depreciation                                                            14.7                             13.6
      Deferred taxes                                                           2.7                              9.5
      Realized investment (gains) losses                                      13.5                             (6.6)
      Policy acquisition costs capitalized                                  (104.0)                          (110.4)
      Interest credited to deposit liabilities                               179.7                            187.2
      Fees charged to deposit liabilities                                    (33.1)                           (33.0)
      Amortization and accrual of investment income                           (8.8)                            (6.6)
      Increase in insurance liabilities                                      547.7                            312.3
      Increase in other assets                                              (353.2)                          (107.4)
      Increase (decrease) in other liabilities                               (19.5)                            21.3

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                    357.2                            416.7

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, held-to-maturity                                     (98.6)                           (86.5)
      Fixed maturities, available-for-sale                                  (937.4)                          (552.2)
      Equity securities                                                       (4.1)                            (3.2)
      Mortgage loans                                                        (172.9)                          (201.4)
      Real estate                                                             (1.9)                            (4.8)
      Short-term and other invested assets                                    (9.7)                           (13.4)

    Proceeds from sales, calls or maturities:
      Fixed maturities, held-to-maturity                                     314.6                            305.8
      Fixed maturities, available-for-sale                                   616.6                            308.9
      Equity securities                                                        6.6                             64.7
      Mortgage loans                                                         109.8                            106.1
      Real estate                                                              1.3                                -
      Short-term and other invested assets                                    29.5                             74.6

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                       (146.2)                            (1.4)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Deposits to insurance liabilities                                    1,162.2                          1,094.7
      Withdrawals from insurance liabilities                              (1,285.1)                        (1,501.6)
      Other                                                                   (4.0)                            (0.8)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net cash used by financing activities                                       (126.9)                          (407.7)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Net increase in cash and
    cash equivalents                                                          84.1                              7.6

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                   69.9                             62.3

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                      $ 154.0                           $ 69.9
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

OneAmerica Financial Partners, Inc.
                         Notes to Financial Statements




1.   Significant Accounting Policies

Reorganization

OneAmerica Financial Partners, Inc. (OneAmerica or"the Company"), is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC). On December 17, 2000, American United Life Insurance Company (AUL) reorganized and formed a mutual insurance holding company, AUMIHC, and an intermediate stock holding company, OneAmerica. As part of the reorganization, AUL converted from a mutual to a stock insurance company through a non-cash transaction, and OneAmerica became the parent of AUL.

The conversion was approved by the policyholders and by the Indiana Department of Insurance. Upon conversion to a stock company, all outstanding shares of AUL stock were issued to AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL.

The reorganization was a change in legal organization but not a change in the enterprise. As such, the transaction was accounted for at historical cost in a manner similar to pooling-of-interests accounting, and comparative financial statements are presented.

Nature of Operations and Business Presentation

OneAmerica owns 100 percent of AUL, which is an Indiana-domiciled stock life insurance company with headquarters in Indianapolis. AUL is licensed to do business in 49 states and the District of Columbia, and is an authorized reinsurer in all states. In addition, AUL markets reinsurance products and services in several foreign countries. AUL offers individual life and annuity products through its general and career agents. AUL's qualified group retirement plans, tax-deferred annuities and other nonmedical group products are marketed through regional representatives, agents and brokers. Life, long-term care, accident and other reinsurance is marketed directly to other insurance companies and through intermediaries in both the domestic and international markets. The combined financial statements of the Company include the accounts of OneAmerica; its affiliate, The State Life Insurance Company (State Life); and its subsidiaries, AUL, AUL Equity Sales Corporation (effective 2002, OneAmerica Securities), AUL Reinsurance Management Services, LLC, and CNL Financial Corporation (CNL). Significant intercompany transactions have been eliminated.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). AUL, State Life and CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 11 - Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. Fixed maturity securities for which the Company has the positive intent and ability to hold to maturity are categorized as held-to-maturity and are stated at amortized cost. Equity securities are stated at fair value. Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less allowances for depreciation. Depreciation is provided (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $35.6 million and $33.2 million at December 31, 2001 and 2000, respectively. Depreciation expense for investment real estate amounted to $2.3 million for 2001 and 2000. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. At the time a decline in value of an investment is determined to be other than temporary, a loss is recorded, which is included in realized investment gains and losses.


Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)


deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     For term life insurance products and life reinsurance policies, over the lesser of the benefit period or 30 years for term life or 20 years for life reinsurance policies in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

     For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Goodwill and other intangible assets

Goodwill represents the excess of cost of acquisition over the fair value of assets acquired, and other intangibles include the present value of future profits on business acquired. The amortization of goodwill and other intangibles was $13.7 million and $2.1 million in 2001 and 2000, respectively.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Property and Equipment

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $69.4 million and $60.4 million as of December 31, 2001 and 2000, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2001 and 2000 was $12.4 million and $11.3 million, respectively.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)


yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income and net unrealized gains (losses) on available-for-sale securities.

Reclassification

Certain  2000   balances  have  been   reclassified   to  conform  to  the  2001
presentation.

Derivatives

In 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

The Company, upon its adoption of SFAS No. 133, reclassified $522.4 million of held-to-maturity securities as available-for-sale so that those securities could be available as hedged items in future fair value and cash-flow hedge transactions. This reclassification resulted in a net of tax cumulative effect type adjustment of $6.7 million as unrealized gains in other comprehensive income. Under the provisions of SFAS No. 133, such a reclassification does not call into question the Company's intent to hold current or future debt securities to their maturity.

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)

2.   Investments:

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                                                December 31, 2001

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                Gross            Gross        Estimated
                                                                    Amortized  Unrealized      Unrealized    Fair Value
                                                                      Cost      Gains           Gains
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   113.4        $   4.0      $ 0.3      $   117.1
Corporate securities                                                2,023.5           67.7       39.8        2,051.4
Mortgage-backed securities                                            861.0           44.3        0.6          904.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 2,997.9        $ 116.0      $ 40.7     $ 3,073.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Held-to-maturity:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                              $ 53.6        $ 3.1          $ -       $ 56.7
Corporate securities                                                1,011.0         66.3          7.2      1,070.1
Mortgage-backed securities                                            134.8          6.2            -        141.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 1,199.4       $ 75.6        $ 7.2    $ 1,267.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                                                December 31, 2000

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                Gross            Gross        Estimated
                                                                    Amortized  Unrealized      Unrealized    Fair Value
                                                                      Cost      Gains           Gains

-----------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                              $ 52.3        $ 2.5        $ 0.5       $ 54.3
Corporate securities                                                1,521.6         29.6         41.8      1,509.4
Mortgage-backed securities                                            591.4         18.9          2.1        608.2

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 2,165.3       $ 51.0       $ 44.4    $ 2,171.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Held-to-maturity:
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                              $ 71.1        $ 2.9        $ 0.2       $ 73.8
Corporate securities                                                1,322.2         49.0         29.5      1,341.7
Mortgage-backed securities                                            541.6         27.9          0.6        568.9

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                  $ 1,934.9       $ 79.8       $ 30.3    $ 1,984.4

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturity securities at December 31, 2001, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                        Available-for-Sale           Held-to-Maturity                 Total
                                                   ---------------------------  -------------------------- -------------------------
                                                   ---------------------------  -------------------------- -------------------------
(in millions)                                         Amortized                   Amortized                   Amortized
                                                        Cost       Fair Value       Cost        Fair Value      Cost    Fair Value
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                 $ 73.8       $ 74.5         $ 64.0       $ 64.9        $ 137.8      $ 139.4
Due after one year through five years                    619.7        632.7          453.3        478.4        1,073.0      1,111.1
Due after five years through 10 years                    896.6        907.5          343.2        371.8        1,239.8      1,279.3
Due after 10 years                                       546.8        553.8          204.1        211.7          750.9        765.5

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                       2,136.9      2,168.5        1,064.6      1,126.8        3,201.5      3,295.3
Mortgage-backed securities                               861.0        904.7          134.8        141.0          995.8      1,045.7

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     $ 2,997.9     $3,073.2      $ 1,199.4     $1,267.8      $ 4,197.3     $4,341.0

------------------------------------------------------------------------------------------------------------------------------------


OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)


2. INVESTMENTS: (continued)

Net investment income consisted of the following:

Years ended December 31                                                                               2001 (in millions)     2000

----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 323.4                $ 323.8
Equity securities                                                                                      0.7                    2.0
Mortgage loans                                                                                       104.0                  100.0
Real estate                                                                                           11.7                   10.2
Policy loans                                                                                           9.9                    9.5
Other                                                                                                 17.3                   14.2

----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              467.0                  459.7
Investment expenses                                                                                   20.1                   19.7

----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 446.9                $ 440.0

----------------------------------------------------------------------------------------------------------------------------------


Proceeds from the sales of investments in fixed maturities during 2001 and 2000 were approximately $558.6 million and $263.0 million, respectively. Gross gains of $21.3 million and $4.3 million, and gross losses of $12.0 million and $2.2 million were realized in 2001 and 2000, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately $68.7 million and $61.9 million in 2001 and 2000, respectively.


The Company has reported approximately $24.5 million in realized losses related to a decline in fair value below amortized cost that is deemed to be an other than temporary decline on $43.4 million of investments in fixed maturities. The Company does not continue to accrue income on these investments after the amounts are deemed uncollectible. Realized investment gains (losses) consisted of the following:

Years ended December 31                                                                               2001     (in millions)   2000

------------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $   9.3                  $ 2.1
Equity securities                                                                                      2.7                    5.7
Other securities                                                                                      (1.0)                  (1.2)
Other-than-temporary impairment                                                                      (24.5)                     -

------------------------------------------------------------------------------------------------------------------------------------

Realized investment gains (losses)                                                                 $ (13.5)                 $ 6.6

------------------------------------------------------------------------------------------------------------------------------------


At December 31, 2001, the unrealized depreciation on equity securities of approximately $1.1 million is comprised of $.1 million in unrealized gains and $1.2 million of unrealized losses and has been reflected directly in equity. The change in the unrealized depreciation of equity securities amounted to approximately ($3.1) million and ($.6) million in 2001 and 2000, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2001, the largest geographic concentration of commercial mortgage loans was in Indiana, California and Florida, where approximately 26 percent of the portfolio was invested. A total of 35 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments at December 31, 2001, of approximately $21.1 million.

There were four investments that were non-income producing at December 31, 2001 with a book value of $1.4 million.

3.   Other Comprehensive Income:

Accumulated other comprehensive income consisted of the following:

At December 31                                                                                    2001       (in millions)    2000

------------------------------------------------------------------------------------------------------------------------------------

Unrealized appreciation (depreciation):
      Fixed maturity securities                                                                 $ 75.3                      $ 6.6
      Equity securities                                                                           (1.1)                       2.0
Valuation allowance                                                                              (18.5)                      (1.4)
Deferred taxes                                                                                   (18.1)                      (2.7)

------------------------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                                          $ 37.6                      $ 4.5

------------------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)


3.  OTHER COMPREHENSIVE INCOME (continued)

The components of comprehensive income, other than net income, are illustrated below:

Years ended December 31                                                                       2001       (in millions)        2000

------------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:

Unrealized appreciation on securities,
    net of tax-2001, $17.4; 2000, $18.9; including
    $6.7 from cumulative FAS 133 reclassification adjustment                                $ 29.4                          $ 32.9
Less: reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2001, ($2.0); 2000, $2.6                                                       (3.7)                            4.8

------------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                  $ 33.1                          $ 28.1

------------------------------------------------------------------------------------------------------------------------------------



4.   Insurance Liabilities:

Insurance liabilities consisted of the following:


                                                                                                                  (in millions)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     Withdrawal             Mortality       Interest Rate          December 31,
                                                     Assumptions            or Morbidity      Assumption
                                                                            Assumption                              2001      2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts             Company experience  Company experience  2.5% to 6.0%         $ 745.8  $   709.6
      Universal life-type contracts                         n/a               n/a               n/a                 381.0      382.9
      Other individual life contracts                Company experience  Company experience  2.5% to 8.0%           451.9      387.6
      Accident and health                                   n/a               n/a               n/a                 272.3      171.5
      Annuity products                                      n/a               n/a               n/a               3,355.3    3,321.8
      Group life and health                                 n/a               n/a               n/a                 351.6      241.6
Other policyholder funds                                    n/a               n/a               n/a                 264.0      270.5
Pending policyholder claims                                 n/a               n/a               n/a                 600.9      365.9

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                             $ 6,422.8     $5,851.4

------------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 5 percent and 3 percent of the total individual life insurance in force at December 31, 2001 and 2000, respectively. Participating policies represented approximately 25 percent and 23 percent of life premium income for 2001 and 2000, respectively. The amount of dividends to be paid is determined annually by the board of directors.


5.   Employees' and Agents' Benefit Plans:

The Company has a noncontributory defined benefit pension plan covering substantially all employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. Contributions made to the plan were $3.8 million in 2001 and $.9 million in 2000. Benefits paid in 2001 and 2000 were $4.9 million and $4.4 million, respectively. The following benefit information for the employees' defined benefit plan was determined by independent actuaries as of December 31, 2001 and 2000, respectively.

                                                                                               2001    (in millions)          2000

------------------------------------------------------------------------------------------------------------------------------------

Actuarial present value of benefits
    for the employees' defined benefit plan                                                  $ 64.1                         $ 55.4
Fair value of plan assets                                                                      54.0                           57.1

------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                               $ (10.1)                         $ 1.7

------------------------------------------------------------------------------------------------------------------------------------

Net periodic pension cost                                                                     $ 2.2                          $ 1.0

------------------------------------------------------------------------------------------------------------------------------------


Valuation assumptions in determining the projected benefit obligation:
                                                                                           2001                          2000

-----------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                                              7.5%                          8.0%
Expected return                                                                            9.0%                          9.0%
Compensation increase rate                                                                 4.0%                          4.3%

-----------------------------------------------------------------------------------------------------------------------------------


The Company has a defined contribution plan that is a 401(k) salary reduction/savings plan for employees. Quarterly contributions covering employees who have completed one full calendar year of service are made by the Company in amounts based upon the Company's financial results. Company contributions to the plan during 2001 and 2000 were $2.2 million and $2.4 million, respectively. As of December 31, 2001, the fair value of the plan assets was $73.7 million.

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)

5.  EMPLOYEES' AND AGENTS' BENEFIT PLNS: (continued)

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans for 2001 and 2000 were $.8 million and $.5 million, respectively. As of December 31, 2001, the fair value of the plan assets was $7.1 million.

The funds for all plans are held by the Company under deposit administration and group annuity contracts.

The Company has entered into deferred compensation agreements with certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of said agreements. Annual costs of the agreements were $4.5 million and $3.3 million for 2001 and 2000, respectively.

The Company also provides certain health care and life insurance benefits (postretirement benefits) for retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company.



Accrued postretirement benefits as of December 31:                                      2001     (in millions)          2000

---------------------------------------------------------------------------------------------------------------------------------

Accumulated postretirement benefit obligation                                         $ 13.0                          $ 12.3
Net postretirement benefit cost                                                          1.7                             1.5
Company contributions                                                                    1.0                             1.0

---------------------------------------------------------------------------------------------------------------------------------


There are no specific plan assets for this postretirement liability as of December 31, 2001 and 2000. Claims incurred for benefits were funded by company contributions.

The assumed discount rate used in determining the accumulated postretirement benefit was 7.5 percent and the assumed health care cost trend rate was 10.0 percent graded to 5.0 percent until 2005. Compensation rates were assumed to increase 4.0 percent at each year end. The health coverage for retirees 65 and over is capped at year 2000 levels with future increases in costs being borne by the covered retirees. An increase in the health care cost trend rates by one percentage point would increase the postretirement benefit obligation by $.8 million as of December 31, 2001, and would increase the benefit cost for 2001 by $.1 million. A decrease in the health care cost trend rate by one percentage point would decrease the postretirement benefit obligation by $.7 million as of December 31, 2001, and would decrease the benefit cost for 2001 by $.1 million.


6.   Federal Income Taxes:

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:

Years ended December 31                                                                  2001     (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 23.9                           $ 39.2
    Tax-exempt income                                                                    (0.9)                            (1.5)
    Mutual company differential earnings amount                                           0.5                              0.7
    Prior year differential earnings amount                                              (3.6)                            (3.4)
    Other                                                                                (5.5)                            (3.1)

------------------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 14.4                           $ 31.9

------------------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax provisions of $11.7 million and $15.5 million for the years ended December
31, 2001 and 2000, respectively, and deferred tax expense of $2.7 million and $16.4 million for the years ended December 31, 2001 and 2000, respectively.

Deferred income tax assets (liabilities) as of December 31:                              2001     (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (185.4)                        $ (180.6)
Investments                                                                              (4.2)                            (8.6)
Insurance liabilities                                                                   149.7                            134.2
Unrealized appreciation of securities                                                   (18.1)                            (2.7)
Other                                                                                    (7.4)                            10.4

------------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                   $ (65.4)                         $ (47.3)

------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes paid were $4.9 million and $30.2 million in 2001 and 2000, respectively.

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)


7.   Reinsurance:

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2001 and 2000, life reinsurance assumed was approximately 80 percent of life insurance in force.

For individual life policies, the Company cedes the portion of the total risk in excess of $1.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:

Years ended December 31                                                                 2001     (in millions)           2000

-----------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 1,561.0                        $ 1,456.1
Reinsurance premiums assumed                                                           675.7                            572.3
Reinsurance premiums ceded                                                            (303.5)                          (243.4)

-----------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,933.2                          1,785.0

-----------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 473.2                          $ 156.9

-----------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 65 percent of the Company's December 31, 2001, ceded reserves for life and accident and health insurance. These reinsurers are deemed financially strong with A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has recorded an estimated after-tax net loss of approximately $15 million related to the September 11, 2001, terrorist attack, and the net loss includes anticipated reinsurance recoveries of approximately $313 million from the Company's reinsurers under either retrocessional coverage or corporate catastrophe coverage treaties. The estimates were based upon an inventory of risk exposure under the various coverages. The Company is maintaining liquidity adequate to pay all claims. The reinsurance program provided adequate protection and consists of financially strong reinsurance companies.

8.   Surplus Notes and Lines of Credit:

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of interest on or principal of the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2001 and 2000 was $5.8 million in each year.

The Company has available a $100 million credit facility. No amounts have been drawn as of December 31, 2001. The available borrowing against the line of credit is reduced by two standby Letters of Credit related to certain reinsurance business totaling $29 million as of December 31, 2001.

9.   Commitments and Contingencies:

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to operations or financial condition of the Company.


10.  Acquisitions

During  2000,  AUL  acquired the stock of CNL  Financial  Corporation  of Macon,
Georgia, for approximately $21.5 million. The assets purchased include the operations of Cherokee National Life Insurance Company and CNL/Insurance America. CNL's operations are primarily related to the Group Financial Institutions market. The acquisition was accounted for as a purchase and resulted in present value of future profits of approximately $18 million. The proforma effects on the Company in 2000 are not material.

11.  Statutory Information:

AUL, State Life and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)

11.  STATUTORY INFORMATION: (continued)

A reconciliation of SAP surplus to GAAP equity at December 31 follows:

At December 31                                                               2001     (in millions)        2000

-----------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                           $ 534.3                       $ 538.6
    Deferred policy acquisition costs                                       651.9                         609.3
    Adjustments to policy reserves                                         (269.7)                       (302.8)
    Asset valuation and interest maintenance reserves                        71.9                          87.3
    Unrealized gain on invested assets, net                                  38.1                           4.6
    Surplus notes                                                           (75.0)                        (75.0)
    Deferred income taxes                                                   (70.0)                        (42.7)
    Other, net                                                               53.2                          28.3

-----------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                           $ 934.7                       $ 847.6

-----------------------------------------------------------------------------------------------------------------------


A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

Years ended December 31                                                                 2001       (in millions)           2000

------------------------------------------------------------------------------------------------------------------------------------

    SAP net income (loss)                                                            $ (14.0)                            $ 49.7
    Deferred policy acquisition costs                                                   33.4                               52.4
    Adjustments to policy reserves                                                      30.8                                0.9
    Deferred income taxes                                                               (2.8)                             (16.4)
    Other, net                                                                           6.6                               (6.3)

------------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                   $ 54.0                             $ 80.3

------------------------------------------------------------------------------------------------------------------------------------


Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.9 million and $10.1 million at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaced the current Accounting Practices and Procedures manual as the NAIC's primary guidance for areas where statutory accounting has been silent, and changes current statutory accounting in some areas. The adoption of the Codification guidance resulted in an increase to statutory surplus of $19.6 million in 2001.

Dividends from AUL to OneAmerica are limited by state insurance statutes and the Indiana mutual insurance holding company law, and no such distributions have been made in 2001 or 2000. Indiana insurance statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from the state. Under the Indiana statutes, dividends would be limited to approximately $49 million in 2002.

12.  Fair Value of Financial Instruments:

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time, represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with their corresponding carrying values at December 31, 2001 and 2000, follows:

OneAmerica Financial Partners, Inc.
                   Notes to Financial Statements (continued)


12.  FAIR VALUE OF FINANCIAL INSTRUMENTS: (continued)



                                                                    2001                                 2000
(in millions)                                                  Carrying Amount     Fair Value      Carrying Amount     Fair Value

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
    Available-for-sale                                                $ 3,073.2        $ 3,073.2          $ 2,171.9     $ 2,171.9
    Held-to-maturity                                                    1,199.4          1,267.8            1,934.9       1,984.4
Equity securities                                                          22.9             22.9               25.8          25.8
Mortgage loans                                                          1,316.7          1,386.0            1,253.0       1,329.3
Policy loans                                                              153.5            153.5              149.4         149.4
Surplus notes                                                              75.0             70.5               75.0          70.6
Short-term and other invested assets                                       26.5             26.5               46.4          46.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


13.  Subsequent Events

In January 2002, Pioneer Mutual Life Insurance Company (PML) of Fargo, North Dakota, joined AUMIHC as a wholly owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of the reorganization in 2002; however, their contract rights continue to be held with PML. This reorganization will add approximately $40 million (unaudited) in equity to OneAmerica.

================================================================================
          No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL Modified Single Premium Variable Life policies, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

================================================================================
                      MODIFIED SINGLE PREMIUM VARIABLE LIFE


                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS


                               Dated: May 1, 2002


================================================================================

                                     PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING
Article IX, Section 1 of the by-laws of American United Life Insurance Company(R) ("AUL") provides as follows:

         The corporation shall indemnify any director or officer or former director or officer of the corporation against expenses actually and reasonably incurred by him (and for which he is not covered by insurance) in connection with the defense of any action, suit or proceeding (unless such action, suit or proceeding is settled) in which he is made a party by reason of being or having been such director or officer, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding, to be liable for negligence or misconduct in the performance of his duties. The corporation may also reimburse any director or officer or former director or officer of the corporation for the reasonable costs of settlement of any such action, suit or proceeding, if it shall be found by a majority of the directors not involved in the matter in controversy (whether or not a quorum) that it was to the interest of the corporation that such settlement be made and that such director or officer was not guilty of negligence or misconduct. Such rights of indemnification and reimbursement shall not be exclusive of any other rights to which such director or officer may be entitled under any By-law, agreement, vote of members or otherwise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SECTION 26(E)(2) REPRESENTATION

AUL, the sponsoring insurance company of the AUL American Individual Variable Life Unit Trust, hereby represents that the fees and charges deducted under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by AUL.


RULE 6E-3(T) REPRESENTATION

This filing is made pursuant to Rule 6e-3(T) and Rule 6c-3 under the Investment Company Act of 1940.

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:
                  The facing sheet.
                  Reconciliation and tie.
                  The Prospectus (including illustrations).
                  The undertaking to file reports.
                  The undertaking  pursuant to Rule 484.
                  The representation pursuant to Section 26(e)(2).
                  The Rule 6e-3(T) representation.
                  The signatures.
                  Written consent of the following persons (included
                    in the exhibits shown below):
                    Independent Public Accountants
                    Dechert Price & Rhoads
                    Actuary

The following exhibits:

         1.       (1)      Resolution of the Board of Directors of the Depositor
                           dated July 10, 1997 concerning AUL American
                           Individual Variable Life Unit Trust(1)

                  (2)      Inapplicable

                  (3)      (a) Inapplicable

                           (b) Inapplicable

                           (c) Schedule of Sales Commissions(3)

                  (4)      Inapplicable

                  (5)      (a) Form of  Modified  Single  Premium  Variable Life
                               Insurance Policy(2)

                           (b) Form of Last Survivor Rider(1)

                           (c) Form of Waiver of Monthly Deduction Disability(1)

                           (d) Form of Guaranteed Insurance Option(1)

                           (e) Form of Children's Benefit Rider(1)

                           (f) Form of Other Insured/Same Insured Rider(1)

                           (g) Form of Waiver of Premium Disability(1)
                           (h) Form of Automatic Increase Rider(1)

                           (i) Form of Guaranteed Minimum Death Benefit Rider(1)

                           (j) Form of Accelerated Death Benefit Rider(1)

                           (k) Form of Joint  First-to-Die  Level Term Insurance
                               Rider(1)

                           (l) Form of Long Term Care Accelerated Death  Benefit
                               Rider(4)

                           (m) Form of Long Term Care Joint  First-to-Die
                               Accelerated Death Benefit Rider(4)

                  (6)      (a) Certification of Articles of Merger of American
                               Central Life Insurance Company and United Mutual Life Insurance Company (3)

                           (b) Articles of Merger of American Central Life
                               Insurance Company and United Mutual Life
                               Insurance Company (3)

                           (c) By-laws  of  American   United   Life   Insurance
                               Company(R) (3)

                           (d) Articles of Amendment to the Articles of
                               Incorporation of American United Life Insurance Company(R)(5)

                           (e) Amended and Restated Bylaws of American United
                               Life Insurance Company(R)(5)

                  (7)      Inapplicable

                  (8)      (a) Form of Participation  Agreement between American
                               United  Life   Insurance   Company(R)  and  Alger
                               American Fund (3)

                           (b) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and American Century Variable Portfolios, Inc. (3)

                           (c) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund (3)

                           (d) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund II (3)

                           (e) Form of Participation  Agreement between American
                               United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (3)

                           (f) Form of Participation Agreement between American
                               United   Life  Insurance  Company(R)  and INVESCO
                               Variable Investment Funds, Inc. (6)

                  (9)      Inapplicable

                  (10)     Form  of   Application   for  Single Premium Variable
                           Universal Life Insurance Policy(6)

         2.       Opinion and consent of legal  officer of American  United Life
                  Insurance   Company(R)  as  to  legality  of  Policies   being
                  registered(2)

         3.       Inapplicable

         4.       Inapplicable

         5.       Inapplicable

         6.       Consent of Independent Accountants(7)

         7.       Consent of Dechert Price & Rhoads(2)

         8.       Opinion of Actuary(2)

         9.       Memorandum  Describing  Issuance,   Transfer,  and  Redemption
                  Procedures(2)

         10.      Powers of Attorney(5)(7)
---------------

(1) Incorporated herein by reference to the Registration Statement for the Flexible Premium Adjustable Variable Life Insurance Policy funded by AUL American Individual Variable Life Unit Trust (File No. 333-32531) filed with the Securities and Exchange Commission on July 31, 1997.

(2) Filed with the Registrant's initial registration statement on Form S-6 (File No. 333-32553) on July 31, 1997.

(3) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32553) on
         April 30, 1998.

(4) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-32553) on May 1, 1999.

(5)      Filed  with   the  Registrant's  Post-effective  Amendment  No. 5 (File
         333-32553) on April 27, 2001.

(6) Filed with the Registrant's Post-effective Amendment No. 6 (File 333-32531) on August 28, 2001.

(7) Filed with the Registrant's Post-effective Amendment No. 7 (File 333-32531) on April 30, 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement (Form S-6) to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Indianapolis, and the State of Indiana, on the 30th day of April, 2002.


                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  __________________________________________
                                    Name:  Jerry D. Semler*
                                    Title: Chairman of the Board, President,
                                           and Chief Executive Officer





* By:      /s/ Richard A. Wacker
       __________________________________________
       Richard A. Wacker as attorney-in-fact

Date:  April 30, 2002

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----



_______________________________     Director                   April 30, 2002
John R. Barton*



_______________________________     Director                   April 30, 2002
William R. Brown*



_______________________________     Director                   April 30, 2002
Charles D. Lineback*



_______________________________     Director, Principal        April 30, 2002
Constance E. Lund*                  Financial and Accounting
                                    Officer



_______________________________     Director                   April 30, 2002
Dayton H. Molendorp*



_______________________________     Director                   April 30, 2002
R. Stephen Radcliffe*



_______________________________     Director                   April 30, 2002
Mark C. Roller*



_______________________________     Director                   April 30, 2002
G. David Sapp*



_______________________________     Director                   April 30, 2002
Jerry D. Semler*



_______________________________     Director                   April 30, 2002
William L. Tindall*



_______________________________     Director                   April 30, 2002
Steven A. Weber*


/s/ Richard A. Wacker
-------------------------------------------
*By: Richard A. Wacker as Attorney-in-fact

Date:  April 30, 2002



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                               EXHIBITS FILED WITH
                                    FORM S-6



                For Registration Under the Securities Act of 1933
                     of Securities of Unit Investment Trust
                            Registered on Form N-8B-2




                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)



                      Exhibit
Exhibit Number in     Numbering
Form S-6, Part II       Value                  Name of Exhibit
-----------------     ---------                ---------------

  6                   EX-99.6                  Consent of Independent Accountants

  10                  EX-99.10                 Powers of Attorney
